UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06566
                                                     ---------

                           Phoenix Multi-Series Trust
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Matthew A. Swendiman                          John R. Flores, Esq.
Counsel & Chief Legal Officer for             Vice President, Counsel
Litigation/Employment Registrant              Phoenix Life Insurance Company
Phoenix Life Insurance Company                One American Row
One American Row                              Hartford, CT  06102
Hartford, CT  06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                    Date of fiscal year end: October 31
                                             ----------------

                   Date of reporting period: October 31, 2004
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



Annual Report

October 31, 2004

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GOODWIN
[GRAPHIC OMITTED]

Phoenix-Goodwin Multi-Sector Fixed Income Fund

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


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

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


   This report is not authorized for distribution to prospective investors in the Phoenix Multi-Series Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

[GRAPHIC OMITTED]

DEAR SHAREHOLDER:

      I encourage you to review the performance overview and outlook provided in this annual report for both the Phoenix-Goodwin Multi-Sector Fixed Income Fund and Phoenix-Goodwin Multi-Sector Short Term Bond Fund for the fiscal year ended October 31, 2004.

      The pace of U.S. economic growth appears to have cooled off in recent months. Gross domestic product (GDP) and employment growth have slowed in response to rising energy prices and declining consumer optimism. In addition, the Federal Reserve's ongoing commitment to raising the federal funds rate at a "measured pace" combined with higher oil prices, is likely to keep economic growth subdued through the end of the year. As of this writing in late November, it remains to be seen whether the post-election rally in the equities markets can be sustained.

      Regardless of what the markets bring, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your particular Phoenix Fund investment may help in this effort.

      At this time, the mutual fund industry continues to undergo far-reaching regulatory reforms. The Phoenix Funds Board of Trustees takes these matters seriously and is implementing initiatives to ensure compliance with the letter and the spirit of all requirements. We are confident that the fund industry will emerge stronger and more focused on the interests of shareholders as a result.

      To learn more about investing and your particular Fund, including monthly portfolio updates, please visit PhoenixInvestments.com.


Sincerely,

/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

NOVEMBER 30, 2004


1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ....................................................................  3
Phoenix-Goodwin Multi-Sector Fixed Income Fund ..............................  4
Phoenix-Goodwin Multi-Sector Short Term Bond Fund ........................... 19
Notes to Financial Statements ............................................... 39

GLOSSARY

CONSUMER PRICE INDEX (CPI)
Measures the change in consumer prices of goods and services, including housing, electricity, food, and transportation, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

GROSS DOMESTIC PRODUCT (GDP)
An important measure of U.S. economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

LEHMAN BROTHERS AGGREGATE BOND INDEX
An index that measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis.

MERRILL LYNCH 1-2.99 YEAR MEDIUM QUALITY CORPORATE BONDS INDEX
An index that measures performance of U.S. corporate bond issues rated "BBB" and "A" by Standard and Poor's with maturities between one and three years. The index is calculated on a total-return basis.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.



INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, DAVID L. ALBRYCHT, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Goodwin Multi-Sector Fixed Income Fund's primary objective is to maximize current income while preserving capital. There is no guarantee that the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED OCTOBER 31, 2004?

A: For the fiscal year ended October 31, 2004, the Fund's Class A shares returned 9.78%, Class B shares returned 8.99% and Class C shares returned 8.95%. For the same period, the Lehman Brothers Aggregate Bond Index, which is both the broad-based and style-specific fixed income index appropriate for comparison, returned 5.53%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Q: LOOKING BACK OVER THE LAST 12 MONTHS, HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT FOR INVESTORS?

A: During this period, the U.S. bond market was affected by prolonged, near-record interest rate lows. At the same time, there was substantial interest rate volatility as investors assessed the direction of the U.S. economy and debated what action the Federal Reserve (the "Fed") would take on rates. In the third quarter of 2004, two quarter-point hikes by the Fed caused short-term rates to rise significantly and long-term rates to decline, resulting in a flatter yield curve. This strengthening of the bond market at the beginning of an interest rate-tightening phase is unusual, and likely a reflection of the extent to which expectations for the pace and duration of the tightening of interest rates had been reduced.

      As we moved into the third quarter of 2004 (and final quarter of the Fund's fiscal year), the bond market benefited from the release of economic data that showed economic growth might be slowing. As a result, concerns about the Federal Reserve tightening interest rates aggressively dissipated. While oil prices continued to hit new highs, overall inflation as measured by the Consumer Price Index grew at a 2.7% rate year-over-year through August, lower than the 3.1% rate year-over-year three months earlier. Second quarter GDP growth was 3.3%, slightly slower than the 4.5% first-quarter rate.

      Non-Treasury sectors performed well over the last 12 months due to the improving credit environment and the need for yield. Emerging market bonds in particular performed well due to strong fundamentals and credit upgrades. High yield bonds also performed well driven by solid corporate profit growth and generally strong balance sheets.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THIS PERIOD?

A: The Fund performed well during the last year, aided by its investment in spread product (non-Treasury sectors). Given that the Fund's strategy is to be well diversified across all bond market sectors, shareholders benefited from an improving credit environment and high demand for yield in spread products. Specifically, the Fund's exposure to non-dollar, emerging markets, and corporate high yield issues provided attractive yield and total return opportunities. Hindering performance were agency mortgage-backed securities which represented a relatively small percentage of the portfolio. In addition, our more conservative sector allocations detracted from performance in that the Fund held fewer below-investment-grade holdings than the average fund in our peer group, according to Lipper, Inc.

Q: WHAT IS YOUR OUTLOOK FOR THE NEXT SIX TO 12 MONTHS?

A: We believe the improved credit picture and economic recovery should continue to benefit non-Treasury sectors such as high yield and investment grade corporates. While supply in the investment grade corporate sector has shown some strength, demand continues to be strong. We will continue to focus on higher quality issues within the high yield market and emphasize diversification in all of our credit intensive sectors.

      We continue to overweight high quality taxable municipals, which provide attractive alternatives to AAA- and AA-rated corporate bonds. We have a constructive view of mortgage-backed securities as decreasing supply and declining prepayments, in conjunction with a stabilization of rates, should bode well for the sector. We continue to see value in the non-agency mortgage-backed sector in particular.

      Given the low level of interest rates, we expect modest returns for fixed income. On a positive note, we believe the Fund is well positioned to take advantage of opportunities as they arise, and we expect our allocation to non-Treasury sectors could continue to deliver strong relative performance within the current environment.

                                                                   NOVEMBER 2004


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix-Goodwin Multi-Sector Fixed Income Fund

---------------------------------------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS 1                                                                 PERIODS ENDING 10/31/04
---------------------------------------------------------------------------------------------------------------

                                                                   5          10       INCEPTION     INCEPTION
                                                    1 YEAR       YEARS       YEARS    TO 10/31/04      DATE
                                                    ------       -----       ------   -----------    ---------
        Class A Shares at NAV 2                      9.78%       8.34%        7.61%        --              --
        Class A Shares at POP 3                      4.57        7.29         7.09         --              --

        Class B Shares at NAV 2                      8.99        7.53         6.80         --              --
        Class B Shares with CDSC 4                   4.99        7.53         6.80         --              --

        Class C Shares at NAV 2                      8.95        7.53           --       4.16%       10/14/97
        Class C Shares with CDSC 4                   8.95        7.53           --       4.16        10/14/97

        Lehman Brothers Aggregate Bond Index         5.53        7.58         7.76       6.90        10/14/97

                    ------------------------------------
                    SECTOR WEIGHTINGS           10/31/04
                    ------------------------------------

                    As a percentage of total investments

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                    Domestic Corporate               52%
                    Foreign Government               20
                    Foreign Corporate                14
                    Non-Agency Mortgage-Backed        7
                    Agency Mortage-Backed             3
                    Asset-Backed                      2
                    Municipal                         2



--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/94 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

             Phoenix-Goodwin Multi-Sector      Phoenix-Goodwin Multi-Sector
              Fixed Income Fund Class A 5       Fixed Income Fund Class B 5     Lehman Brothers Aggregate Bond Index
10/31/94                  $9,525                          $10,000                             $10,000
10/31/95                 $10,841                          $11,296                             $11,565
10/31/96                 $12,332                          $12,747                             $12,241
10/31/97                 $13,468                          $13,820                             $13,330
10/30/98                 $12,545                          $12,782                             $14,574
10/29/99                 $13,294                          $13,439                             $14,652
10/31/00                 $13,890                          $13,932                             $15,721
10/31/01                 $14,544                          $14,480                             $18,010
10/31/02                 $15,347                          $15,166                             $19,070
10/31/03                 $18,089                          $17,739                             $20,006
10/29/04                 $19,858                          $19,334                             $21,113

1 Total  returns  are  historical  and  include  changes in share  price and the reinvestment of both dividends and capital gains distributions.
2 "NAV" (Net Asset Value)  total  returns do not include the effect of any sales charge.
3 "POP" (Public  Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.
4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
5 This chart illustrates the application of initial sales charges on Class A shares for ten years. Returns on Class B and Class C shares will vary due to differing sales charges, fees and inception dates.

  For information regarding the index, see the glossary on page 3.

  ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

Phoenix-Goodwin Multi-Sector Fixed Income Fund


ABOUT YOUR FUND'S EXPENSES
   As a shareholder of the Multi-Sector Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and
(2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.


    Multi-Sector               Beginning            Ending         Expenses Paid
  Fixed Income Fund          Account Value      Account Value          During
      Class A                 May 1, 2004      October 31, 2004        Period*
---------------------        -------------     ----------------    -------------
Actual                         $1,000.00           $1,068.10            $6.07
Hypothetical (5% return
  before expenses)              1,000.00            1,019.19             5.94

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.17%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED OCTOBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 9.78%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT OCTOBER 31, 2004 OF $1,097.80.


    Multi-Sector               Beginning            Ending         Expenses Paid
  Fixed Income Fund          Account Value      Account Value          During
      Class B                 May 1, 2004      October 31, 2004        Period*
---------------------        -------------     ----------------    -------------
Actual                         $1,000.00           $1,063.90            $9.95
Hypothetical (5% return
  before expenses)              1,000.00            1,015.37             9.76

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.92%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED OCTOBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 8.99%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT OCTOBER 31, 2004 OF $1,089.90.


    Multi-Sector               Beginning            Ending         Expenses Paid
  Fixed Income Fund          Account Value      Account Value          During
      Class C                 May 1, 2004      October 31, 2004        Period*
---------------------        -------------     ----------------    -------------
Actual                         $1,000.00           $1,063.60            $9.93
Hypothetical (5% return
  before expenses)              1,000.00            1,015.39             9.74

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.91%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED OCTOBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 8.95%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT OCTOBER 31, 2004 OF $1,089.50.

Phoenix-Goodwin Multi-Sector Fixed Income Fund

--------------------------------------------------------------------------------
   TEN LARGEST HOLDINGS AT OCTOBER 31, 2004 (AS A PERCENTAGE OF NET ASSETS)(o)
--------------------------------------------------------------------------------
 1. Fannie Mae 5.50%, 6/1/34                                                1.7%
 2. Commonwealth of Australia Series  705 7.50%, 7/15/05                    1.5%
 3. Crown European Holdings SA 10.25%, 3/1/11                               1.5%
 4. University of Miami Exchangeable Revenue Taxable
    Series A 7.65%, 4/1/20                                                  1.4%
 5. Government of New Zealand Series 205 6.50%, 2/15/05                     1.4%
 6. Republic of Venezuela 8.50%, 10/8/14                                    1.4%
 7. Fannie Mae 5.50%, 6/1/34                                                1.3%
 8. Ball Corp. 6.875%, 12/15/12                                             1.2%
 9. Russian Federation RegS 5%, 3/31/30                                     1.2%
10. Mobile Mini, Inc. 9.50%, 7/1/13                                         1.2%
--------------------------------------------------------------------------------


                   SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2004


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------  ------    ------------
AGENCY MORTGAGE-BACKED SECURITIES--3.0%

Fannie Mae 5.50%, 6/1/34 ................     AAA      $1,949    $  1,988,418
Fannie Mae 5.50%, 6/1/34 ................     AAA       2,449       2,497,650
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,341,453)                                        4,486,068
-----------------------------------------------------------------------------

MUNICIPAL BONDS--1.7%

FLORIDA--1.5%
University of Miami Exchangeable
Revenue Taxable Series A 7.65%,
4/1/20 ..................................     AAA       2,000       2,147,840

SOUTH DAKOTA--0.2%
South Dakota Educational Enhancement
Funding Corp. Revenue Taxable Series A
6.72%, 6/1/25 ...........................     BBB         325         310,385
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,326,160)                                        2,458,225
-----------------------------------------------------------------------------


ASSET-BACKED SECURITIES--2.0%

Green Tree Financial Corp. 96-10,
M1 7.24%, 11/15/28 ......................     BB+       1,000         903,562

Green Tree Financial Corp. 97-4,
M1 7.22%, 2/15/29 .......................      BB       1,500       1,049,063

Litigation Settlement Monetized Fee
Trust 02-5A, A 144A 6%, 10/25/32(b) .....    Baa(c)     1,013         967,458
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,019,992)                                        2,920,083
-----------------------------------------------------------------------------


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------  ------    ------------
DOMESTIC CORPORATE BONDS--50.8%

AEROSPACE & DEFENSE--0.4%
L-3 Communications Corp. 6.125%,
1/15/14 .................................     BB-      $  550    $    572,000

AIRLINES--1.6%
American Airlines, Inc. 6.977%, 5/23/21 .     BBB-        997         880,969

Delta Air Lines 6.417%, 1/2/14 ..........     AAA         411         423,509
Delta Air Lines 6.718%, 7/2/24 ..........     AAA       1,044       1,080,960
                                                                 ------------
                                                                    2,385,438
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
Phillips-Van Heusen Corp. 7.25%,
2/15/11 .................................     BB-         500         526,250

AUTO PARTS & EQUIPMENT--1.4%
American Axle & Manufacturing, Inc.
5.25%, 2/11/14 ..........................     BBB         500         484,097

ArvinMeritor, Inc. 8.75%, 3/1/12 ........     BB+         510         571,200
Dana Corp. 6.50%, 3/1/09 ................      BB       1,000       1,057,500
                                                                 ------------
                                                                    2,112,797
                                                                 ------------
AUTOMOBILE MANUFACTURERS--1.4%
DaimlerChrysler NA Holding Corp.
6.50%, 11/15/13 .........................     BBB         425         464,896

General Motors Corp. 7.125%, 7/15/13(j) .     BBB-      1,525       1,584,809
                                                                 ------------
                                                                    2,049,705
                                                                 ------------
BROADCASTING & CABLE TV--2.7%
Comcast Cable Communications, Inc.
6.75%, 1/30/11 ..........................     BBB       1,000       1,123,249


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------  ------    ------------
Echostar DBS Corp. 144A 6.625%,
10/1/14(b) ..............................     BB-      $1,000    $  1,027,500

Insight Midwest LP/Insight Capital, Inc.
10.50%, 11/1/10 .........................      B+         500         556,250

PanAmSat Corp. 144A 9%, 8/15/14(b) ......      B+         750         798,750

Young Broadcasting, Inc. 8.75%,
1/15/14 .................................     CCC+        500         487,500
                                                                 ------------
                                                                    3,993,249
                                                                 ------------
BUILDING PRODUCTS--0.2%
THL Buildco, Inc. 144A 8.50%,
9/1/14(b) ...............................      B-         325         346,125

CASINOS & GAMING--3.4%
Argosy Gaming Co. 7%, 1/15/14 ...........      B+       1,000       1,070,000

Harrahs Operating Co., Inc. 5.50%,
7/1/10 ..................................     BBB-      1,250       1,305,906

Herbst Gaming, Inc. 144A 8.125%,
6/1/12(b) ...............................      B-         500         526,250

Mohegan Tribal Gaming Authority 144A
7.125%, 8/15/14(b) ......................     BB-         500         536,250

Penn National Gaming, Inc. 6.875%,
12/1/11 .................................      B          490         516,950

Pinnacle Entertainment, Inc. 8.75%,
10/1/13 .................................     CCC+        500         533,750

River Rock Entertainment Authority
9.75%, 11/1/11 ..........................      B+         250         273,125

Seneca Gaming Corp. 7.25%, 5/1/12 .......     BB-         250         265,000
                                                                 ------------
                                                                    5,027,231
                                                                 ------------
COMMODITY CHEMICALS--1.1%
Equistar Chemicals LP/Equistar Funding
Corp. 10.625%, 5/1/11 ...................      B+         500         580,000

Lyondell Chemical Co. 9.50%, 12/15/08 ...      B+       1,000       1,095,000
                                                                 ------------
                                                                    1,675,000
                                                                 ------------
CONSUMER FINANCE--1.5%
Capital One Bank 6.50%, 6/13/13 .........     BBB-        500         549,984
Ford Motor Credit Co. 7.25%, 10/25/11 ...     BBB-      1,000       1,079,186

General Motors Acceptance Corp.
6.875%, 9/15/11 .........................     BBB-        500         521,203
                                                                 ------------
                                                                    2,150,373
                                                                 ------------


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------  ------    ------------
DATA PROCESSING & OUTSOURCED SERVICES--0 7%
Electronic Data Systems Corp. 144A
6.50%, 8/1/13(b) ........................     BBB-     $  500    $    511,504

Iron Mountain, Inc. 7.75%, 1/15/15 ......      B          500         542,500
                                                                 ------------
                                                                    1,054,004
                                                                 ------------
DEPARTMENT STORES--0.8%
Penney (J.C.) Co., Inc. 9%, 8/1/12 ......     BB+       1,000       1,230,000

DIVERSIFIED CHEMICALS--0.4%
Huntsman LLC 144A 9.32%,
7/15/11(b)(d) ...........................     CCC+        500         538,750

DIVERSIFIED COMMERCIAL SERVICES--1.9%
Adesa, Inc. 7.625%, 6/15/12 .............      B+         500         525,000

Concentra Operating Corp. 144A
9.125%, 6/1/12(b) .......................      B-         500         555,000

Mobile Mini, Inc. 9.50%, 7/1/13 .........     BB-       1,500       1,717,500
                                                                 ------------
                                                                    2,797,500
                                                                 ------------
DIVERSIFIED METALS & MINING--0.5%
Freeport-McMoRan Copper & Gold, Inc.
10.125%, 2/1/10 .........................      B          675         761,062

DRUG RETAIL--0.5%
NeighborCare, Inc. 6.875%, 11/15/13 .....      B+         750         787,500

ELECTRIC UTILITIES--1.6%
Midwest Generation LLC 8.75%, 5/1/34 ....      B-       1,000       1,137,500

MSW Energy Holdings LLC/MSW
Energy Finance Co., Inc. 8.50%, 9/1/10 ..      BB         250         275,000

MSW Energy Holdings II LLC/MSW
Energy Finance Co. II, Inc. Series B
7.375%, 9/1/10 ..........................     BB-         900         949,500
                                                                 ------------
                                                                    2,362,000
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Itron, Inc. 144A 7.75%, 5/15/12(b) ......      B          500         508,750

FOOD RETAIL--0.2%
Couche-Tard U.S. LP/Couche-Tard
Finance Corp. 7.50%, 12/15/13 ...........      B          335         362,637

GAS UTILITIES--1.1%
AmeriGas Partners LP/AmeriGas Eagle
Finance Corp. Series B 8.875%, 5/20/11 ..     BB-       1,000       1,100,000


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------  ------    ------------
Suburban Propane Partners
LP/Suburban Energy Finance Corp.
6.875%, 12/15/13 ........................      B       $  500    $    520,000
                                                                 ------------
                                                                    1,620,000
                                                                 ------------
HEALTH CARE DISTRIBUTORS--1.0%
AmerisourceBergen Corp. 8.125%,
9/1/08 ..................................      BB         885         977,925

Omnicare, Inc. 6.125%, 6/1/13 ...........     BB+         500         507,500
                                                                 ------------
                                                                    1,485,425
                                                                 ------------
HEALTH CARE EQUIPMENT--0.9%
Fisher Scientific International, Inc. 144A
6.75%, 8/15/14(b) .......................     BB+       1,100       1,182,500

National Mentor, Inc. 144A 9.625%,
12/1/12(b)(h) ...........................      B-         125         128,750
                                                                 ------------
                                                                    1,311,250
                                                                 ------------
HEALTH CARE FACILITIES--1.1%
IASIS Healthcare LLC/IASIS Capital
Corp. 144A 8.75%, 6/15/14(b) ............      B-         500         540,000

Service Corporation International 6%,
12/15/05 ................................      BB          24          24,660

Service Corporation International 7.20%,
6/1/06 ..................................      BB         700         735,000

Vanguard Health Systems, Inc. 144A
9%, 10/1/14(b) ..........................     CCC+        250         262,500
                                                                 ------------
                                                                    1,562,160
                                                                 ------------
HOMEBUILDING--1.8%
K. Hovnanian Enterprises, Inc. 6.375%,
  12/15/14 ..............................      BB       1,000       1,017,500

KB Home & Broad Home Corp. 144A
6.375%, 8/15/11(b) ......................     BB+       1,000       1,052,500

WCI Communities, Inc. 9.125%, 5/1/12 ....      B          550         613,250
                                                                 ------------
                                                                    2,683,250
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--1.2%
La Quinta Properties, Inc. 144A 7%,
8/15/12(b) ..............................     BB-         405         436,894

Royal Caribbean Cruises Ltd. 6.875%,
12/1/13 .................................     BB+       1,250       1,378,125
                                                                 ------------
                                                                    1,815,019
                                                                 ------------


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------  ------    ------------
INTEGRATED TELECOMMUNICATION SERVICES--0 8%
Qwest Corp. 144A 9.125%, 3/15/12(b) .....     BB-      $1,000    $  1,132,500

INVESTMENT BANKING & BROKERAGE--0.4%
Morgan Stanley 4.75%, 4/1/14(j) .........      A          600         588,881

LEISURE FACILITIES--0.6%
Six Flags, Inc. 9.625%, 6/1/14 ..........     CCC+      1,000         960,000

MANAGED HEALTH CARE--0.6%
Coventry Health Care, Inc. 8.125%,
2/15/12 .................................     BBB-        750         813,750

MARINE--0.2%
Horizon Lines LLC 144A 9%, 11/1/12(b) ...      B-         250         271,562

METAL & GLASS CONTAINERS--1.2%
Ball Corp. 6.875%, 12/15/12 .............      BB       1,625       1,779,375

MULTI-UTILITIES & UNREGULATED POWER--1.5%
AES Corp. (The) 144A 8.75%,
5/15/13(b) ..............................      B+         750         870,000

Dominion Resources, Inc. 7.195%,
9/15/14 .................................     BBB+        500         581,058

Reliant Energy, Inc. 9.25%, 7/15/10 .....      B          750         836,250
                                                                 ------------
                                                                    2,287,308
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--2.1%
Chesapeake Energy Corp. 8.125%,
4/1/11 ..................................     BB-         500         550,000

Chesapeake Energy Corp. 7.50%,
6/15/14 .................................     BB-         250         279,375

Chesapeake Energy Corp. 6.875%,
1/15/16 .................................     BB-         500         537,500

Denbury Resources, Inc. 7.50%, 4/1/13 ...      B          600         654,000

Pemex Project Funding Master Trust
9.125%, 10/13/10 ........................     BBB-        500         602,500

Swift Energy Co. 7.625%, 7/15/11 ........     BB-         500         545,000
                                                                 ------------
                                                                    3,168,375
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.4%
Citgo Petroluem Corp. 144A 6%,
10/15/11(b) .............................      BB       1,000       1,022,500

Pacific Energy Partners LP/Pacific
Energy Finance Corp. 144A 7.125%,
6/15/14(b) ..............................      BB       1,075       1,171,750


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------  ------    ------------
Premcor Refining Group, Inc. (The)
9.25%, 2/1/10 ...........................     BB-      $  750    $    856,875

Tesoro Petroleum Corp. 8%, 4/15/08 ......     BBB-        500         546,250
                                                                 ------------
                                                                    3,597,375
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.4%
American Real Estate Partners
LP/American Real Estate Finance Corp.
144A 8.125%, 6/1/12(b) ..................      BB       1,000       1,060,000

Glencore Funding LLC 144A 6%,
4/15/14(b) ..............................     BBB       1,000         951,046
                                                                 ------------
                                                                    2,011,046
                                                                 ------------
PACKAGED FOODS & MEATS--1.5%
Del Monte Corp. 8.625%, 12/15/12 ........      B          500         566,250
PPC Escrow Corp. 9.25%, 11/15/13 ........      B+       1,500       1,680,000
                                                                 ------------
                                                                    2,246,250
                                                                 ------------
PAPER PACKAGING--0.4%
Jefferson Smurfit Corp. 8.25%, 10/1/12 ..      B          500         557,500

PAPER PRODUCTS--0.3%
Solo Cup Co. 8.50%, 2/15/14 .............      B-         500         493,750

PHOTOGRAPHIC PRODUCTS--0.7%
Eastman Kodak Co. 7.25%, 11/15/13 .......     BBB-      1,000       1,094,559

PUBLISHING & PRINTING--0.8%
Dex Media West LLC/Dex Media West
Finance Co. Series B 9.875%, 8/15/13 ....      B          977       1,160,187

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
EOP Operating LP 4.75%, 3/15/14 .........     BBB+        750         730,534

REITS--2.6%
Centerpoint Properties Trust 5.25%,
7/15/11 .................................     BBB         500         514,424

Health Care REIT, Inc. 6%, 11/15/13 .....     BBB-      1,000       1,036,145
HRPT Properties Trust 5.75%, 2/15/14 ....     BBB         500         514,850

iStar Financial, Inc. Series B 5.70%,
3/1/14 ..................................     BBB-      1,500       1,539,680

Ventas Realty LP/Ventas Capital Corp.
144A 6.625%, 10/15/14(b) ................      BB         200         205,000
                                                                 ------------
                                                                    3,810,099
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.3%
Amkor Technology, Inc. 7.125%,
3/15/11 .................................      B          500         433,750


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------  ------    ------------
SPECIALTY CHEMICALS--0.7%
Crompton Corp. 144A 9.875%, 8/1/12(b) ...      B       $  500    $    553,750
Lubrizol Corp. 5.50%, 10/1/14 ...........     BB+         500         505,106
                                                                 ------------
                                                                    1,058,856
                                                                 ------------
SPECIALTY STORES--2.6%
Affinity Group, Inc. 9%, 2/15/12 ........      B-         500         537,500
AutoNation, Inc. 9%, 8/1/08 .............     BBB-      1,000       1,155,000
AutoZone, Inc. 5.50%, 11/15/15 ..........     BBB+        750         726,789

Hollywood Entertainment Corp. 9.625%,
3/15/11 .................................      B-         375         424,688

Office Depot, Inc. 6.25%, 8/15/13 .......     BBB-      1,000       1,075,013
                                                                 ------------
                                                                    3,918,990
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals North America, Inc.
7.75%, 11/15/13 .........................      B+         825         802,313

WIRELESS TELECOMMUNICATION SERVICES--0.6%
Nextel Communications, Inc. 6.875%,
10/31/13 ................................      BB         750         817,500

-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $71,539,601)                                      75,451,935
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--7.0%

Amortizing Residential Collateral Net
Interest Margin Trust 02-9A, A 144A
7.75%, 12/27/32(b) ......................     BBB-         27          26,791

Argent Net Interest Margin Trust
04-WN9, A 144A 5.19%, 10/25/34(b) .......     BBB         363         362,500

Asset Backed Funding Corp. Net
Interest Margin Trust 04 144A 5%,
9/27/34(b) ..............................     BBB+      1,000       1,000,000

Asset Backed Funding Corp. Net
Interest MarginTrust 04 144A 4.45%,
7/26/34(b) ..............................      A-         675         674,884

Bear Stearns Net Interest Margin
04-HE2N, A2 144A 5.50%, 3/25/34(b) ......      BB       1,000         904,376

Countrywide Asset-Backed Certificates
04-5N, N1 144A 5.50%, 10/25/35(b) .......     BBB         666         666,964

Finance America Net Interest Margin
Trust 04-1, A 144A 5.25%, 6/27/34(b) ....     BBB+        846         845,546


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------  ------    ------------
First Franklin Net Interest Margin
Trust 04-FF7A, A 144A 5%, 9/27/34(b) ....      A-      $  318    $    318,189

First Franklin Net Interest Margin
Trust 04-FF7A, B 144A 6.75%,
9/27/34(b) ..............................     BBB-        470         470,208

Greenwich Capital Commercial Funding
Corp. 03-FL1, L 144A 3.407%,
7/5/18(b)(d) ............................     BBB       1,000         982,930

Greenwich Capital Commercial Funding
Corp. 03-FL1, M 144A 3.407%,
7/5/18(b)(d) ............................     BBB-      1,290       1,247,017

Homestar Net Interest Margin Trust
04-3, A1 144A 5.50%, 7/25/34(b) .........     BBB         562         561,052

Lehman Brothers Floating Rate
Commercial Mortgage Trust 02-LLFA,
L 144A 3.158%, 6/14/17(b)(d) ............     BB+       1,000         978,557

Paine Webber Mortgage Acceptance
Corp. 00-1, M 7.75%, 9/25/30 ............    AA(c)        418         417,646

Sail Net Interest Margin Notes 04-8A
144A 5%, 9/27/34(b) .....................      A-         316         315,585

Sharp SP I LLC Net Interest Margin
Trust 04-1N, 7.50%, 12/25/33 ............     BBB+        247         246,567

Structured Asset Securities Corp. Net
Interest Margin Trust 03-36, XS 144A
7.50%, 11/25/33(b) ......................      A+         325         323,778

Structured Asset Securities Corp. Net
Interest Margin Trust 03-BC, 1A 144A
9%, 5/27/33(b) ..........................    BBB-(c)      121         121,119
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,449,873)                                      10,463,709
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--19.2%

AUSTRALIA--1.5%
Commonwealth of Australia Series 705
7.50%, 7/15/05(n) .......................     AAA       2,999(e)    2,276,539

BRAZIL--1.5%
Federative Republic of Brazil 8.875%,
10/14/19 ................................     BB-       1,000         990,000


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------  ------    ------------
Federative Republic of Brazil 7.72%,
6/29/09(d) ..............................     BB-      $  425    $    465,269

Federative Republic of Brazil 8%,
4/15/14 .................................     BB-         279         276,878

Federative Republic of Brazil 11%,
8/17/40 .................................     BB-         375         423,469
                                                                 ------------
                                                                    2,155,616
                                                                 ------------
BULGARIA--0.8%
Republic of Bulgaria RegS 8.25%,
1/15/15(p) ..............................     BBB-      1,000       1,253,750

COLOMBIA--1.0%
Republic of Colombia 10%, 1/23/12 .......      BB         500         560,000
Republic of Colombia 8.25%, 12/22/14 ....      BB         500         502,500
Republic of Colombia 8.125%, 5/21/24 ....      BB         500         456,250
                                                                 ------------
                                                                    1,518,750
                                                                 ------------
COSTA RICA--0.6%
Republic of Costa Rica 144A 6.548%,
3/20/14(b) ..............................      BB       1,000         900,000

ECUADOR--0.3%
Republic of Ecuador RegS 8%,
8/15/30(d)(p) ...........................     CCC+        500         424,000

EL SALVADOR--0.2%
Republic of El Salvador 144A 7.625%,
9/21/34(b) ..............................     BB+         350         360,500

GUATEMALA--0.9%
Republic of Guatemala 144A 8.125%,
10/6/34(b) ..............................     BB-       1,350       1,385,438

INDONESIA--0.7%
Republic of Indonesia 144A 6.75%,
3/10/14(b) ..............................      B        1,000         980,000

MEXICO--0.8%
United Mexican States 7.50%, 1/14/12 ....     BBB-      1,000       1,138,500

NEW ZEALAND--2.5%
Government of New Zealand Series 205
6.50%, 2/15/05(n) .......................     AAA       3,000(g)    2,052,943

Government of New Zealand Series 206
6.50%, 2/15/06 ..........................     AAA       2,398(g)    1,647,127
                                                                 ------------
                                                                    3,700,070
                                                                 ------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------  ------    ------------
PANAMA--0.9%
Republic of Panama 9.625%, 2/8/11 .......      BB      $  500    $    573,750
Republic of Panama 9.375%, 1/16/23 ......      BB         750         815,625
                                                                 ------------
                                                                    1,389,375
                                                                 ------------
PERU--0.4%
Republic of Peru 8.375%, 5/3/16 .........      BB         500         523,750

PHILIPPINES--1.0%
Republic of Philippines 8.25%, 1/15/14 ..      BB       1,500       1,447,500

RUSSIA--1.9%
Russian Federation RegS 8.25%,
3/31/10(p) ..............................     BB+       1,000       1,100,000

Russian Federation RegS 5%,
3/31/30(d)(p) ...........................     BB+       1,750       1,752,734
                                                                 ------------
                                                                    2,852,734
                                                                 ------------
SOUTH AFRICA--0.8%
Republic of South Africa 5.25%,
5/16/13 .................................     BBB         500(f)      656,698

Republic of South Africa 6.50%, 6/2/14 ..     BBB         500         544,375
                                                                 ------------
                                                                    1,201,073
                                                                 ------------
TURKEY--0.4%
Republic of Turkey 11.50%, 1/23/12 ......     BB-         500         629,375

UKRAINE--0.9%
Government of Ukraine 144A 6.875%,
3/4/11(b) ...............................      B+         300         304,125

Government of Ukraine RegS 7.65%,
6/11/13(p) ..............................      B+       1,000       1,031,530
                                                                 ------------
                                                                    1,335,655
                                                                 ------------
VENEZUELA--2.1%
Republic of Venezuela 5.375%, 8/7/10 ....      B          500         458,454
Republic of Venezuela 8.50%, 10/8/14 ....      B        2,000       2,035,000
Republic of Venezuela 9.25%, 9/15/27 ....      B          550         564,025
                                                                 ------------
                                                                    3,057,479
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $27,278,800)                                      28,530,104
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(k)--13.5%

CANADA--3.1%
Bombardier, Inc. 144A 6.30%, 5/1/14(b) ..     BBB-        375         336,945
Cascades, Inc. 7.25%, 2/15/13 ...........     BB+         750         813,750
CHC Helicopter Corp. 7.375%, 5/1/14 .....      B          685         732,950


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------  ------    ------------
Norske Skog Canada Ltd. 7.375%,
3/1/14 ..................................      BB      $  750    $    783,750

Nova Chemicals Corp. 6.50%, 1/15/12 .....     BB+         200         211,500
Rogers Cable, Inc. 7.875%, 5/1/12 .......     BBB-      1,000       1,097,500

Rogers Wireless Communications, Inc.
6.375%, 3/1/14 ..........................     BB+         575         552,000
                                                                 ------------
                                                                    4,528,395
                                                                 ------------
CAYMAN ISLANDS--0.2%
New ASAT Finance Ltd. 144A 9.25%,
2/1/11(b) ...............................      B          350         308,000

CHILE--0.7%
Petropower I Funding Trust 144A
7.36%, 2/15/14(b) .......................     BBB       1,007         986,875

GERMANY--1.2%
Aries Vermoegensverwaltung GmbH
144A 9.60%, 10/25/14(b) .................     BB+         750         879,375

European Investment Bank 6%, 7/15/05 ....     AAA       1,250(e)      938,377
                                                                 ------------
                                                                    1,817,752
                                                                 ------------
HONG KONG--0.5%
Hutchison Whampoa International Ltd.
144A 6.25%, 1/24/14(b) ..................      A-         750         780,343

IRELAND--1.2%
JSG Funding plc 9.625%, 10/1/12 .........      B        1,500       1,717,500

KAZAKHSTAN--1.8%
Kazkommerts International BV 144A
8.50%, 4/16/13(b) .......................     BB-       1,000       1,047,500

Kazkommerts International BV RegS
10.125%, 5/8/07 .........................     BB-         500         546,875

TuranAlem Finance BV 144A 7.875%,
6/2/10(b) ...............................     BB-       1,000       1,022,500
                                                                 ------------
                                                                    2,616,875
                                                                 ------------
LUXEMBOURG--0.6%
Lighthouse International Co. SA 144A
8%, 4/30/14(b) ..........................      B          750(f)      933,815

MALAYSIA--0.5%
Malaysia International Shipping Corp.
Capital Ltd. 144A 6.125%, 7/1/14(b) .....     BBB+        750         811,040

MEXICO--0.7%
America Movil SA de CV 5.50%, 3/1/14 ....     BBB-      1,000         985,264


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------  ------    ------------
NORWAY--0.9%
Norske Skogindustrier ASA 144A
6.125%, 10/15/15(b) .....................     BBB-     $1,250    $  1,297,533

RUSSIA--0.3%
UBS (Vimpelcom) 144A 8.375%,
10/22/11(b) .............................     BB-         500         506,250

UNITED STATES--1.8%
Crown European Holdings SA 10.25%,
3/1/11 ..................................      B+       1,500(f)    2,175,213

Tyco International Group SA 6%,
11/15/13 ................................     BBB         500         547,195
                                                                 ------------
                                                                    2,722,408
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $18,620,277)                                      20,012,050
-----------------------------------------------------------------------------


                                                       SHARES        VALUE
                                                       ------    ------------
DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(i) .....             137,550    $        757

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(i)(l)(m) ...........               3,650           5,840
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $756,366)                                              6,597
-----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $138,332,522)                                    144,328,771
-----------------------------------------------------------------------------


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)
                                          -----------  ------
SHORT-TERM INVESTMENTS--0.3%

COMMERCIAL PAPER--0.3%
UBS Finance Delaware LLC 1.84%,
11/1/04 .................................     A-1+     $  515         515,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $515,000)                                            515,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.5%
(IDENTIFIED COST $138,847,522)                                    144,843,771(a)

Other assets and liabilities, net--2.5%                             3,729,923
                                                                 ------------
NET ASSETS--100.0%                                               $148,573,694
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,194,305 and gross depreciation of $1,450,926 for federal income tax purposes. At October 31, 2004, the aggregate cost of securities for federal income tax purposes was $139,100,392.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to a value of $39,797,324 or 26.8% of net assets.
(c) As rated by Moody's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Par value represents Australian Dollar.
(f) Par value represents Euro.
(g) Par value represents New Zealand Dollar.
(h) When-issued security.
(i) Non-income producing.
(j) All or a portion segregated as collateral for a delayed delivery transaction or a when-issued security.
(k) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk, noted in the header, is determined based on criteria described in Note 2L "Foreign security country determination" in the Notes to Financial Statements.
(l) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At October 31, 2004, these securities amounted to a value of $5,840, or 0% of net assets.
(m) Restricted security. For acquisition information, please see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(n) This security has a delayed delivery settlement date.
(o) Table excludes short-term investments.
(p) Regulation S security. Security is offered and sold outside the United States, therefore, it is exempt from registration under Rules 903 and 904 of the Securities Act of 1933.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004

ASSETS
Investment securities at value
   (Identified cost $138,847,522)                                 $144,843,771
Cash                                                                 2,704,443
Receivables
   Interest                                                          2,459,156
   Fund shares sold                                                    684,010
   Investment securities sold                                          290,009
Prepaid expenses                                                        19,636
Trustee retainer                                                         1,787
                                                                  ------------
     Total assets                                                  151,002,812
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                   1,692,548
   Income distribution payable                                         354,080
   Fund shares repurchased                                             133,639
   Investment advisory fee                                              68,477
   Distribution and service fees                                        51,358
   Transfer agent fee                                                   47,580
   Financial agent fee                                                  10,255
Accrued expenses                                                        71,181
                                                                  ------------
     Total liabilities                                               2,429,118
                                                                  ------------
NET ASSETS                                                        $148,573,694
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $210,664,959
Undistributed net investment income                                  1,726,423
Accumulated net realized loss                                      (69,819,128)
Net unrealized appreciation                                          6,001,440
                                                                  ------------
NET ASSETS                                                        $148,573,694
                                                                  ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   166,666,667 authorization (Net Assets $116,079,254)              10,403,169
Net asset value per share                                               $11.16
Offering price per share $11.16/(1-4.75%)                               $11.72

CLASS B
Shares of beneficial interest outstanding, no par value,
   166,666,667 authorization (Net Assets $21,553,611)                1,936,924
Net asset value and offering price per share                            $11.13

CLASS C
Shares of beneficial interest outstanding, no par value,
   166,666,667 authorization (Net Assets $10,940,829)                  978,691
Net asset value and offering price per share                            $11.18


                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2004

INVESTMENT INCOME
Interest                                                           $11,106,071
Foreign taxes withheld                                                  (2,393)
                                                                   -----------
     Total investment income                                        11,103,678
                                                                   -----------
EXPENSES
Investment advisory fee                                                816,399
Service fees, Class A                                                  286,793
Distribution and service fees, Class B                                 238,948
Distribution and service fees, Class C                                  98,244
Financial agent fee                                                    124,488
Transfer agent                                                         252,838
Professional                                                            43,640
Custodian                                                               42,613
Trustees                                                                32,397
Printing                                                                28,169
Registration                                                            11,195
Miscellaneous                                                           33,040
                                                                   -----------
     Total expenses                                                  2,008,764
     Custodian fees paid indirectly                                     (1,287)
                                                                   -----------
     Net expenses                                                    2,007,477
                                                                   -----------

NET INVESTMENT INCOME                                                9,096,201
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     2,382,646
Net realized gain on foreign currency transactions                     518,530
Net realized gain on swap agreements                                    44,076
Net change in unrealized appreciation (depreciation)
   on investments                                                    1,774,695
Net change in unrealized appreciation (depreciation) on
   swap agreements                                                    (339,294)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency translation                     7,279
                                                                   -----------
NET GAIN ON INVESTMENTS                                              4,387,932
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $13,484,133
                                                                   ===========

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Year Ended         Year Ended
                                                                                      10/31/04           10/31/03
                                                                                    ------------       ------------
FROM OPERATIONS
   Net investment income (loss)                                                     $  9,096,201       $  9,677,608
   Net realized gain (loss)                                                            2,945,252         10,612,895
   Net change in unrealized appreciation (depreciation)                                1,442,680          3,664,943
                                                                                    ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        13,484,133         23,955,446
                                                                                    ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                     (7,502,513)        (7,191,810)
   Net investment income, Class B                                                     (1,383,640)        (1,608,478)
   Net investment income, Class C                                                       (566,344)          (460,918)
                                                                                    ------------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (9,452,497)        (9,261,206)
                                                                                    ------------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,679,493 and 1,803,527 shares, respectively)       18,382,468         18,845,854
   Net asset value of shares issued from reinvestment of distributions
     (428,154 and 426,105 shares, respectively)                                        4,689,349          4,462,063
   Cost of shares repurchased (2,151,019 and 2,759,905 shares, respectively)         (23,524,062)       (28,845,046)
                                                                                    ------------       ------------
Total                                                                                   (452,245)        (5,537,129)
                                                                                    ------------       ------------
CLASS B
   Proceeds from sales of shares (193,378 and 314,826 shares, respectively)            2,109,866          3,279,702
   Net asset value of shares issued from reinvestment of distributions
     (73,387 and 88,318 shares, respectively)                                            802,074            922,213
   Cost of shares repurchased (801,732 and 888,939 shares, respectively)              (8,728,801)        (9,262,974)
                                                                                    ------------       ------------
Total                                                                                 (5,816,861)        (5,061,059)
                                                                                    ------------       ------------
CLASS C
   Proceeds from sales of shares (436,766 and 441,528 shares, respectively)            4,834,782          4,583,352
   Net asset value of shares issued from reinvestment of distributions
     (31,235 and 27,187 shares, respectively)                                            342,665            286,052
   Cost of shares repurchased (308,417 and 251,665 shares, respectively)              (3,368,366)        (2,649,810)
                                                                                    ------------       ------------
Total                                                                                  1,809,081          2,219,594
                                                                                    ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          (4,460,025)        (8,378,594)
                                                                                    ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                (428,389)         6,315,646

NET ASSETS
   Beginning of period                                                               149,002,083        142,686,437
                                                                                    ------------       ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $1,726,423 AND $705,581, RESPECTIVELY]                                         $148,573,694       $149,002,083
                                                                                    ============       ============

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                                  FINANCIAL HIGHLIGHTS
                        (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS A
                                                               --------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31
                                                               --------------------------------------------------------
                                                                2004         2003       2002(4)       2001        2000
Net asset value, beginning of period                           $10.85       $ 9.82      $10.03       $10.44      $10.85
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(5)                               0.69(2)      0.71        0.72         0.82        0.93
   Net realized and unrealized gain (loss)(5)                    0.34         0.99       (0.18)       (0.34)      (0.44)
                                                               ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                            1.03         1.70        0.54         0.48        0.49
                                                               ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.72)       (0.67)      (0.74)       (0.86)      (0.90)
   Tax return of capital                                           --           --       (0.01)       (0.03)         --
                                                               ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                        (0.72)       (0.67)      (0.75)       (0.89)      (0.90)
                                                               ------       ------      ------       ------      ------
Change in net asset value                                        0.31         1.03       (0.21)       (0.41)      (0.41)
                                                               ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                 $11.16       $10.85      $ 9.82       $10.03      $10.44
                                                               ======       ======      ======       ======      ======
Total return(1)                                                  9.78%       17.73%       5.52%        4.70%       4.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $116,079     $113,345    $107,782     $115,278    $109,356

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                            1.18%        1.24%       1.26%(3)     1.27%       1.22%
   Net investment income(5)                                      6.30%        6.68%       7.14%        8.59%       8.81%
Portfolio turnover                                                156%         204%        156%         210%        168%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the period ended October 31, 2002, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01, and increase the ratio of net investment income to average net assets from 7.33% to 7.42%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02, $0.03, $0.03 and $0.02 for the periods ended October 31, 2003, 2002, 2001 and 2000, respectively. The net investment income ratio decreased by 0.18%, 0.28%, 0.31% and 0.18% for the periods ended October 31, 2003, 2002, 2001 and 2000, respectively.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                                  FINANCIAL HIGHLIGHTS
                        (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS B
                                                               --------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31
                                                               --------------------------------------------------------
                                                                2004         2003       2002(4)       2001        2000
Net asset value, beginning of period                           $10.82       $ 9.80      $10.01       $10.42      $10.84
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(5)                               0.61(2)      0.63        0.64         0.75        0.84
   Net realized and unrealized gain (loss)(5)                    0.33         0.98       (0.18)       (0.34)      (0.44)
                                                               ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                            0.94         1.61        0.46         0.41        0.40
                                                               ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.63)       (0.59)      (0.66)       (0.79)      (0.82)
   Tax return of capital                                           --           --       (0.01)       (0.03)         --
                                                               ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                        (0.63)       (0.59)      (0.67)       (0.82)      (0.82)
                                                               ------       ------      ------       ------      ------
Change in net asset value                                        0.31         1.02       (0.21)       (0.41)      (0.42)
                                                               ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                 $11.13       $10.82      $ 9.80       $10.01      $10.42
                                                               ======       ======      ======       ======      ======
Total return(1)                                                  8.99%       16.84%       4.74%        3.94%       3.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $21,554      $26,754     $28,982      $38,037     $63,529

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                            1.93%        1.99%       2.01%(3)     2.01%       1.95%
   Net investment income(5)                                      5.56%        5.94%       6.41%        7.91%       8.07%
Portfolio turnover                                                156%         204%        156%         210%        168%

                                                                                          CLASS C
                                                               --------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31
                                                               --------------------------------------------------------
                                                                2004         2003       2002(4)       2001        2000
Net asset value, beginning of period                           $10.87       $ 9.84      $10.04       $10.45      $10.87
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(6)                               0.61(2)      0.64        0.65         0.74        0.84
   Net realized and unrealized gain (loss)(6)                    0.33         0.98       (0.18)       (0.33)      (0.44)
                                                               ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                            0.94         1.62        0.47         0.41        0.40
                                                               ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.63)       (0.59)      (0.66)       (0.79)      (0.82)
   Tax return of capital                                           --           --       (0.01)       (0.03)         --
                                                               ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                        (0.63)       (0.59)      (0.67)       (0.82)      (0.82)
                                                               ------       ------      ------       ------      ------
Change in net asset value                                        0.31         1.03       (0.20)       (0.41)      (0.42)
                                                               ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                 $11.18       $10.87      $ 9.84       $10.04      $10.45
                                                               ======       ======      ======       ======      ======
Total return(1)                                                  8.95%       16.99%       4.71%        3.92%       3.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $10,941       $8,902      $5,922       $6,147      $6,195

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                            1.93%        2.00%(3)    2.01%(3)     2.02%       1.97%
   Net investment income(6)                                      5.56%        5.93%       6.39%        7.87%       8.05%
Portfolio turnover                                                156%         204%        156%         210%        168%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the periods ended October 31, 2003 and 2002, the ratios of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01 for class B and class C, decrease net realized and unrealized gains and losses per share by $0.01 for class B and class C, and increase the ratio of net investment income to average net assets from 6.61% to 6.69% for class B and from 6.57% to 6.66% for class C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02, $0.03, $0.03 and $0.03 for the periods ended October 31, 2003, 2002, 2001 and 2000, respectively. The net investment income ratio decreased by 0.16%, 0.27%, 0.31% and 0.18% for the periods ended October 31, 2003, 2002, 2001 and 2000, respectively.
(6) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02, $0.03, $0.03 and $0.02 for the periods ended October 31, 2003, 2002, 2001 and 2000, respectively. The net investment income ratio decreased by 0.18%, 0.27%, 0.31% and 0.18% for the periods ended October 31, 2003, 2002, 2001 and 2000, respectively.

                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, DAVID L. ALBRYCHT, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Goodwin Multi-Sector Short Term Bond Fund's primary objective is to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes. There is no guarantee that the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED OCTOBER 31, 2004?

A: For the fiscal year ended October 31, 2004, the Fund's Class A shares returned 5.69%, Class B shares returned 5.16%, Class C shares returned 5.59% and Class T shares returned 5.05%. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 5.53%, and the Merrill Lynch 1-2.99 Year Medium Quality Corporate Bonds Index, which is the Fund's style-specific index appropriate for comparison, returned 2.99%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Q: LOOKING BACK OVER THE LAST 12 MONTHS, HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT FOR INVESTORS?

A: During this period, the U.S. bond market was affected by prolonged, near-record interest rate lows. At the same time, there was substantial interest rate volatility as investors assessed the direction of the U.S. economy and debated what action the Federal Reserve (the "Fed") would take on rates. In the third quarter of 2004, two quarter-point hikes by the Fed caused short-term rates to rise significantly and long-term rates to decline, resulting in a flatter yield curve. This strengthening of the bond market at the beginning of an interest rate-tightening phase is unusual, and likely a reflection of the extent to which expectations for the pace and duration of the tightening of interest rates have been reduced.

      As we moved into the third quarter of 2004, the bond market benefited from the release of economic data that showed economic growth might be slowing. As a result, concerns about the Federal Reserve tightening interest rates aggressively dissipated. While oil prices continued to hit new highs, overall inflation as measured by the Consumer Price Index grew at a 2.7% rate year-over-year through August, lower than the 3.1% year-over-year three months ago. Second quarter GDP growth was 3.3%, slightly slower than the 4.5% first quarter rate.

      Non-Treasury sectors performed well over the last 12 months due to the improving credit environment and the need for yield. Emerging market bonds in particular performed well due to strong fundamentals and credit upgrades. High yield bonds also performed well driven by solid corporate profit growth and generally strong balance sheets.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THIS PERIOD?

A: The Fund performed well during the last year primarily because of its investment in spread product (non-Treasury sectors). Given that the Fund's strategy is to be well diversified across all bond market sectors, shareholders benefited from an improving credit environment and high demand for yield in spread products. Specifically, the Fund's exposure to non-dollar, emerging market and corporate high yield issues provided attractive yield and total return opportunities.

Q: WHAT IS YOUR OUTLOOK FOR THE NEXT SIX TO 12 MONTHS?

A: We believe the improved credit picture and economic recovery should continue to benefit non-Treasury sectors such as high yield and investment grade corporates. While supply in the investment grade corporate sector has shown some strength, demand continues to be strong. We will continue to focus on higher quality issues within the high yield market and emphasize diversification in all of our credit intensive sectors.

      Compared to our benchmark, the Merrill Lynch 1-2.99 Year Medium Quality Corporate Bonds Index, we continue to overweight high quality commercial mortgage-backed securities and taxable municipals, both of which provide attractive alternatives to AAA- and AA-rated corporate bonds. We have a constructive view of mortgage-backed securities as decreasing supply and declining prepayments, in conjunction with a stabilization of rates, should bode well for the sector. We continue to see value in the non-agency mortgage-backed sector in particular.

      Given the low level of interest rates, we expect modest returns for fixed income. On a positive note, we believe the portfolio is well positioned to take advantage of opportunities as they arise, and we expect our allocation to non-Treasury sectors could continue to deliver strong relative performance within the current environment.

                                                                   NOVEMBER 2004


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

-------------------------------------------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS 1                                                                      PERIODS ENDING 10/31/04
-------------------------------------------------------------------------------------------------------------------
                                                                       5           10       INCEPTION     INCEPTION
                                                         1 YEAR      YEARS        YEARS    TO 10/31/04      DATE
                                                         ------      -----        -----    -----------    ---------
        Class A Shares at NAV 2                           5.69%       7.27%        7.37%          --             --
        Class A Shares at POP 3, 4                        3.31        6.78         7.12           --             --

        Class B Shares at NAV 2                           5.16        6.76         6.82           --             --
        Class B Shares with CDSC 4                        3.66        6.76         6.82           --             --

        Class C Shares at NAV 2                           5.59        7.21           --         5.68%       10/1/97

        Class T Shares at NAV 2                           5.05          --           --         4.36         6/2/03
        Class T Shares with CDSC 4                        5.05          --           --         4.36         6/2/03

        Lehman Brothers Aggregate Bond Index              5.53        7.58         7.76       Note 6         Note 6

        Merrill Lynch 1-2.99 Year Medium Quality
        Corporate Bonds Index                             2.99        6.26         6.61       Note 7         Note 7

                      ------------------------------------
                      SECTOR WEIGHTINGS           10/31/04
                      ------------------------------------
                      As a percentage of total investments

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                      Domestic Corporate               40%
                      Non-Agency Mortgage-Backed       18
                      Foreign Government               15
                      Foreign Corporate                 8
                      Asset-Backed                      8
                      Agency Mortgage-Backed            5
                      Municipal                         3
                      Other                             3

--------------------------------------------------------------------------------
GROWTH OF $10,000                                           PERIODS ENDING 10/31
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/94 in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 2.25% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 2% to 0% over a three year period. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

         Phoenix-Goodwin Multi-Sector     Phoenix-Goodwin Multi-Sector     Merrill Lynch 1-2.99 Year Medium    Lehman Brothers
         Short Term Bond Fund Class A 5   Short Term Bond Fund Class B 5    Quality Corporate Bonds Index    Aggregate Bond Index
10/31/94              $9,775                          $10,000                          $10,000                      $10,000
10/31/95             $10,779                          $10,971                          $10,949                      $11,565
10/31/96             $11,957                          $12,108                          $11,684                      $12,241
10/31/97             $13,162                          $13,261                          $12,528                      $13,330
10/30/98             $13,274                          $13,278                          $13,423                      $14,574
10/29/99             $14,013                          $13,947                          $13,995                      $14,652
10/31/00             $14,807                          $14,637                          $14,816                      $15,721
10/31/01             $16,318                          $16,056                          $16,557                      $18,010
10/31/02             $17,170                          $16,849                          $17,114                      $19,070
10/31/03             $18,847                          $18,408                          $18,409                      $20,006
10/29/04             $19,920                          $19,358                          $18,959                      $21,113

1 Total  returns  are  historical  and  include  changes in share  price and the reinvestment of both dividends and capital gains distributions.
2 "NAV" (Net Asset Value)  total  returns do not include the effect of any sales charge.
3 "POP" (Public  Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for Class B shares decline from 2% to 0% over a three year period. CDSC charges for certain redemptions of Class A shares and all Class T shares are 1% in the first year and 0% thereafter.
5 This chart illustrates the application of initial sales charges on Class A shares and applicable CDSC charges for Class B for ten years. Returns on Class C and Class T shares will vary due to differing sales charges, fees, and inception dates.
6 Index  performance is 6.87% for Class C (since  10/1/97) and 3.11% for Class T
  (since 6/2/03).
7 Index  performance is 6.12% for Class C (since  9/30/97) and 2.64% for Class T
  (since 6/2/03).

  For information regarding the indexes, see the glossary on page 3.

  ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


ABOUT YOUR FUND'S EXPENSES
   As a shareholder of the Multi-Sector Short Term Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class T shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class C shares are sold without a sales charge. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.


     Multi-Sector              Beginning            Ending         Expenses Paid
 Short Term Bond Fund        Account Value      Account Value          During
       Class A                May 1, 2004      October 31, 2004        Period*
-----------------------      -------------     ----------------    -------------
Actual                         $1,000.00           $1,037.90            $5.28
Hypothetical (5% return
  before expenses)              1,000.00            1,019.89             5.25

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.03%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED OCTOBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 5.69%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT OCTOBER 31, 2004 OF $1,056.90.


     Multi-Sector              Beginning            Ending         Expenses Paid
 Short Term Bond Fund        Account Value      Account Value          During
       Class B                May 1, 2004      October 31, 2004        Period*
-----------------------      -------------     ----------------    -------------
Actual                         $1,000.00           $1,037.50            $7.84
Hypothetical (5% return
  before expenses)              1,000.00            1,017.35             7.79

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.53%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED OCTOBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 5.16%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT OCTOBER 31, 2004 OF $1,051.60.


     Multi-Sector              Beginning            Ending         Expenses Paid
 Short Term Bond Fund        Account Value      Account Value          During
       Class C                May 1, 2004      October 31, 2004        Period*
-----------------------      -------------     ----------------    -------------
Actual                         $1,000.00           $1,038.40            $6.57
Hypothetical (5% return
  before expenses)              1,000.00            1,018.61             6.53

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.28%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED OCTOBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 5.59%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT OCTOBER 31, 2004 OF $1,055.90.


     Multi-Sector              Beginning            Ending         Expenses Paid
 Short Term Bond Fund        Account Value      Account Value          During
       Class T                May 1, 2004      October 31, 2004        Period*
-----------------------      -------------     ----------------    -------------
Actual                         $1,000.00           $1,035.80            $9.13
Hypothetical (5% return
  before expenses)              1,000.00            1,016.05             9.08

*EXPENSES ARE EQUAL TO THE FUND'S CLASS T ANNUALIZED EXPENSE RATIO OF 1.78%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS T RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED OCTOBER 31, 2004. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 5.05%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ENDING ACCOUNT VALUE AT OCTOBER 31, 2004 OF $1,050.50.

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

--------------------------------------------------------------------------------
  TEN LARGEST HOLDINGS AT OCTOBER 31, 2004 (AS A PERCENTAGE OF NET ASSETS) (l)
--------------------------------------------------------------------------------
 1. Commonwealth of Australia Series 705 7.50%, 7/15/05                     1.8%
 2. Government of New Zealand Series 206 6.50%, 2/15/06                     1.8%
 3. Republic of Venezuela 5.375%, 8/7/10                                    1.6%
 4. Russian Federation RegS 8.25%,  3/31/10                                 1.0%
 5. Federative Republic of Brazil DCB-L 3.125%, 4/15/12                     1.0%
 6. CS First Boston Mortgage Securities Corp. 04-1, 1A1 5.75%, 2/25/34      0.9%
 7. Master Resecuritization Trust 04-2 5.25%, 3/28/34                       0.7%
 8. Bear Stearns Commercial Mortgage 04-ESA, C 144A 4.937%, 5/14/16         0.7%
 9. Delta Air Lines 6.718%, 7/2/24                                          0.7%
10. FNCL 5.50%, 10/1/34                                                     0.7%

                   SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2004


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
AGENCY MORTGAGE-BACKED SECURITIES--5.1%

FNCL 5.50%, 10/1/34(f) ..................     Aaa      $5,000    $  5,098,438
FNMA TBA 30Yr 5.50%, 11/15/34(f) ........     Aaa       5,000       5,090,625
Fannie Mae 5.50%, 1/1/17 ................     Aaa       1,848       1,916,896
Fannie Mae 6%, 5/1/17 ...................     Aaa         580         609,456
Fannie Mae 5.50%, 8/1/17 ................     Aaa         616         639,562
Fannie Mae 4.50%, 4/1/18 ................     Aaa       3,011       3,027,068
Fannie Mae 5%, 4/1/18 ...................     Aaa       3,294       3,366,256
Fannie Mae 4.50%, 4/1/19 ................     Aaa       4,806       4,824,392
Fannie Mae 6%, 12/1/32 ..................     Aaa         745         773,422
Fannie Mae 5.50%, 2/1/33 ................     Aaa       2,096       2,140,561
Fannie Mae 5%, 4/1/34 ...................     Aaa       4,716       4,704,237
Fannie Mae 5.50%, 5/1/34 ................     Aaa       4,824       4,919,299
GNMA 6.50%, '31-'32 .....................     Aaa       2,005       2,123,971
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $38,893,943)                                      39,234,183
-----------------------------------------------------------------------------

MUNICIPAL BONDS--2.6%

CALIFORNIA--0.9%
Fresno County Pension Obligation
Taxable 6.06%, 8/15/09 ..................     Aaa       1,915       2,086,795

San Bernardino County Financing
Authority Pension Obligation Revenue
Taxable 6.87%, 8/1/08 ...................     Aaa         250         278,472

Sonoma County Pension Obligation
Revenue Taxable Series A 2.43%,
12/1/06 .................................     Aaa       2,615       2,588,275


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
Ventura County Pension Obligation
Taxable 6.58%, 11/1/06 ..................     Aaa      $1,750    $  1,876,735
                                                                 ------------
                                                                    6,830,277
                                                                 ------------
CONNECTICUT--0.6%
Mashantucket Western Pequot Tribe
Special Revenue Taxable Series A
6.91%, 9/1/12 ...........................     Aaa       4,000       4,505,720

DISTRICT OF COLUMBIA--0.1%
American National Red Cross Revenue
Taxable Series A 6.88%, 11/15/04 ........     Aaa         350         350,585

FLORIDA--0.2%
Collier County Water-Sewer District
Revenue Taxable Series A 2.625%,
7/1/07 ..................................     Aaa       1,325       1,317,381

MAINE--0.1%
Lewiston Pension Obligation Taxable
5%, 12/15/06 ............................     Aaa         500         522,545

NEW JERSEY--0.1%
New Jersey Sports & Exposition
Authority Revenue Taxable Series D
6.50%, 3/1/08 ...........................     Aaa       1,000       1,090,450

NEW YORK--0.3%
New York State Dormitory Authority
Revenue Taxable Series B 3.35%,
12/15/09 ................................    AA(c)      2,500       2,416,400


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
PENNSYLVANIA--0.1%
Philadelphia Authority for Industrial
Development Pension Funding
Retirement Systems Revenue Taxable
Series A 5.69%, 4/15/07 .................     Aaa      $1,000    $  1,060,390

SOUTH DAKOTA--0.0%
South Dakota Educational Enhancement
Funding Corp. Revenue Taxable Series A
6.72%, 6/1/25 ...........................     Baa         165         157,107

TEXAS--0.1%
Texas Veterans General Obligation
Taxable Series A 7.625%, 12/1/06 ........      Aa         695         760,142

WASHINGTON--0.1%
Washington State Housing Trust Fund
General Obligation Taxable Series T 5%,
7/1/08 ..................................      Aa       1,000       1,049,670
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $19,996,921)                                      20,060,667
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--5.4%

AmeriCredit Automobile Receivables
Trust 04-BM, A4 2.67%, 3/7/11 ...........     Aaa       4,700       4,625,094

Associates Manufactured Housing Pass
Through 96-1, A5 7.60%, 3/15/27 .........     Aaa       2,534       2,618,740

Carmax Auto Owner Trust 04-2,
D 3.67%, 9/15/11 ........................     Baa       2,250       2,243,672

Carssx Finance Ltd. 04-AA, B3 144A
5.11%, 1/15/11(b)(d) ....................    BB(c)      3,500       3,501,094

Case New Holland Equipment Trust
03-A, A4B 2.57%, 9/15/09 ................     Aaa       3,000       2,956,142

Condor Auto Receivables Trust 03-A,
B 144A 7%, 12/15/09(b) ..................      A        2,710       2,716,285

Conseco Finance Securitizations Corp.
00-6, A4 6.77%, 9/1/32 ..................      Ba       1,188       1,219,706

Drive Auto Receivables Trust 04-1, A3
144A 3.50%, 8/15/08(b) ..................     Aaa       4,000       4,028,107

Drivetime Auto Owner Trust 04-A, A3
144A 2.419%, 8/15/08(b)(d) ..............     Aaa       2,000       1,973,750


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
First Consumers Master Trust
01-A 2.18%, 9/15/08(d) ..................      Ba      $2,051    $  1,995,082

Green Tree Financial Corp. 96-10,
M1 7.24%, 11/15/28 ......................    BB+(c)     1,720       1,553,052

Green Tree Financial Corp. 97-4,
M1 7.22%, 2/15/29 .......................      B        4,500       3,144,375

Litigation Settlement Monetized Fee
Trust 02-5A, A 144A 6%, 10/25/32(b) .....     Baa         709         676,853

Long Beach Auto Receivables Trust
04-A, A2 2.841%, 7/15/10(d) .............     Aaa       3,000       2,971,641

Long Grove Collateral Loan Obligation
Ltd. 04-1A, C 144A 3.727%, 5/25/16(b)(d)      Baa       1,600       1,600,000

Long Grove Collateral Loan Obligation
Ltd. 04-1A, D 144A 8.077%, 5/25/16(b)(d)       Ba         500         500,000

M&I Auto Loan Trust 03-1, B 3.45%,
2/21/11 .................................    A-(c)      2,500       2,504,977

Nextcard Credit Card Master Note Trust
00-1A, B 144A 2.56%, 12/15/06(b)(d) .....      B          572         572,998
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $41,479,335)                                      41,401,568
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--39.8%

AEROSPACE & DEFENSE--0.3%
Northrop Grumman Corp. 4.079%,
11/16/06 ................................     Baa       2,000       2,035,440

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc. 8.25%,
7/15/07 .................................      Ba         500         553,750

AIRLINES--1.8%
American Airlines, Inc. 6.977%, 5/23/21 .      Ba       3,296       2,913,973
Delta Air Lines 6.417%, 7/2/12 ..........     Aaa       1,916       1,974,316
Delta Air Lines 6.718%, 7/2/24 ..........     Aaa       4,937       5,113,418

JetBlue Airways Corp. Series 04-1
 6.13%, 3/15/08(d) ......................      Ba       4,000       4,088,040
                                                                 ------------
                                                                   14,089,747
                                                                 ------------
ALTERNATIVE CARRIERS--0.3%
Time Warner Telecom Holding, Inc.
5.711%, 2/15/11(d) ......................      B        2,350       2,326,500


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
ALUMINUM--0.1%
Alcoa, Inc. 4.25%, 8/15/07 ..............      A       $1,000    $  1,028,220

AUTO PARTS & EQUIPMENT--1.0%
Dana Corp. 6.50%, 3/1/09 ................      Ba       3,000       3,172,500
Lear Corp. Series B 7.96%, 5/15/05 ......     Baa       1,000       1,026,407

Meritor Automotive, Inc. 6.80%,
2/15/09 .................................      Ba       3,000       3,075,000
                                                                 ------------
                                                                    7,273,907
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.3%
DaimlerChrysler NA Holding Corp.
6.40%, 5/15/06 ..........................      A          500         525,701

DaimlerChrysler NA Holding Corp.
4.75%, 1/15/08(j) .......................      A        1,000       1,030,261

DaimlerChrysler NA Holding Corp.
4.05%, 6/4/08 ...........................      A        1,000       1,006,743
                                                                 ------------
                                                                    2,562,705
                                                                 ------------
BROADCASTING & CABLE TV--2.2%
Clear Channel Communications, Inc.
4.25%, 5/15/09 ..........................     Baa       1,000         995,099

Comcast Cable Communications, Inc.
8.375%, 5/1/07 ..........................     Baa       1,000       1,118,528

Comcast Cable Communications, Inc.
6.20%, 11/15/08 .........................     Baa       2,000       2,181,022

Cox Communications, Inc. 3.875%,
10/1/08 .................................     Baa       1,000         988,708

Cox Communications, Inc. 6.75%,
3/15/11 .................................     Baa       3,000       3,295,494

CSC Holdings, Inc. 7.25%, 7/15/08 .......      B        1,250       1,332,812

DIRECTV Holdings LLC/DIRECTV
Financing Co., Inc. 8.375%, 3/15/13 .....      B        1,000       1,145,000

Echostar DBS Corp. 5.256%, 10/1/08(d) ...      Ba       2,500       2,612,500

Insight Midwest L.P./Insight Capital, Inc.
10.50%, 11/1/10 .........................      B          750         834,375

PanAmSat Corp. 6.375%, 1/15/08 ..........      B          480         499,200
PanAmSat Corp. 144A 9%, 8/15/14(b) ......      B        1,520       1,618,800
                                                                 ------------
                                                                   16,621,538
                                                                 ------------


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
BUILDING PRODUCTS--0.2%
Masco Corp. 4.625%, 8/15/07 .............     Baa      $1,125    $  1,158,057

CASINOS & GAMING--1.3%
Argosy Gaming Co. 9%, 9/1/11 ............      Ba       1,500       1,698,750
GTECH Holdings Corp. 4.75%, 10/15/10 ....     Baa       1,500       1,520,721

Harrah's Operating Co., Inc. 7.875%,
12/15/05 ................................      Ba       1,000       1,052,500

Harrah's Operating Co., Inc. 7.125%,
6/1/07 ..................................     Baa         500         543,871

Harrah's Operating Co., Inc. 5.50%,
7/1/10 ..................................     Baa       1,500       1,565,189

Mirage Resorts, Inc. 6.75%, 8/1/07 ......      Ba       1,500       1,595,625

Mohegan Tribal Gaming Authority
6.375%, 7/15/09 .........................      Ba       1,500       1,578,750
                                                                 ------------
                                                                    9,555,406
                                                                 ------------
COMMODITY CHEMICALS--0.8%
Equistar Chemicals LP/Equistar
Funding Corp. 10.625%, 5/1/11 ...........      B        1,200       1,392,000

Lyondell Chemical Co. 9.50%,
12/15/08 ................................      B        3,000       3,285,000

Millennium America, Inc. 7%,
11/15/06 ................................      B        1,500       1,575,000
                                                                 ------------
                                                                    6,252,000
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.3%
Motorola, Inc. 7.625%, 11/15/10 .........     Baa       2,000       2,346,002

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.1%
AGCO Corp. 9.50%, 5/1/08 ................      Ba       1,000       1,080,000

CONSUMER FINANCE--2.9%
Capital One Bank 4.25%, 12/1/08 .........     Baa       1,250       1,268,502

Capital One Financial Corp. 8.75%,
2/1/07 ..................................     Baa       2,000       2,229,304

Ford Motor Credit Co. 5.80%, 1/12/09 ....      A        1,000       1,031,650

Ford Motor Credit Co. 7.25%,
10/25/11(j) .............................      A        3,500       3,771,964

General Electric Capital Corp. 6.125%,
2/22/11 .................................     Aaa       3,000       3,316,551


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
General Motors Acceptance Corp.
5.625%, 5/15/09 .........................      A       $1,000    $  1,009,790

General Motors Acceptance Corp.
3.08%, 9/23/08(d) .......................      A        2,000       1,977,912

General Motors Acceptance Corp.
6.875%, 9/15/11 .........................      A        2,950       3,070,906

Household Finance Corp. 4.125%,
12/15/08 ................................      A        2,000       2,030,300

MBNA Corp. 4.625%, 9/15/08 ..............     Baa       2,300       2,364,276

Southern Capital Corp. 144A 5.70%,
6/30/22(b) ..............................     Aaa         388         409,119
                                                                 ------------
                                                                   22,480,274
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0 2%
First Data Corp. 5.625%, 11/1/11 ........      A        1,750       1,882,142

DIVERSIFIED BANKS--0.7%
Bank of America Corp. 7.40%, 1/15/11 ....      Aa       3,000       3,514,758
Wells Fargo & Co. 3.125%, 4/1/09 ........      Aa       1,500       1,467,070
                                                                 ------------
                                                                    4,981,828
                                                                 ------------

DIVERSIFIED CHEMICALS--0.1%
Huntsman LLC 144A 9.32%, 7/15/11(b)(d) ..      B        1,000       1,077,500

DIVERSIFIED COMMERCIAL SERVICES--0.3%
Harvard University 8.125%, 4/15/07 ......     Aaa       1,000       1,122,440

International Lease Finance Corp.
4.375%, 11/1/09 .........................      A        1,500       1,503,466
                                                                 ------------
                                                                    2,625,906
                                                                 ------------
DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold,
Inc. 10.125%, 2/1/10 ....................      B        1,000       1,127,500

ELECTRIC UTILITIES--2.6%
Commonwealth Edison Co. Series
102 4.74%, 8/15/10 ......................      A        1,000       1,036,507

Consumers Energy Co. Series H
4.80%, 2/17/09 ..........................     Baa       2,000       2,062,460

Entergy Gulf States, Inc. 3.60%, 6/1/08 .     Baa       3,500       3,471,762

MSW Energy Holdings LLC/MSW
Energy Finance Co., Inc. 8.50%, 9/1/10 ..      Ba       1,500       1,650,000


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
MSW Energy Holdings II LLC/MSW
Energy Finance Co. II, Inc. Series B
7.375%, 9/1/10 ..........................      Ba      $1,500    $  1,582,500

Pacific Gas & Electric Co. 2.72%,
4/3/06(d) ...............................     Baa       1,306       1,307,604

Pacific Gas & Electric Co. 3.60%,
3/1/09 ..................................     Baa       2,000       1,985,676

PPL Capital Funding Trust I Series A
4.33%, 3/1/09 ...........................     Baa       4,250       4,219,995

Public Service Co. of Colorado
Series 14 4.375%, 10/1/08 ...............      A        1,800       1,844,472

Public Service Co. of New Mexico
4.40%, 9/15/08 ..........................     Baa         700         708,007
                                                                 ------------
                                                                   19,868,983
                                                                 ------------
ENVIRONMENTAL SERVICES--0.5%
Allied Waste North America, Inc.
6.50%, 11/15/10 .........................      B        1,200       1,161,000

Allied Waste North America, Inc.
5.75%, 2/15/11 ..........................      B        1,000         927,500

Waste Management, Inc. 7.125%,
10/1/07 .................................     Baa       1,500       1,654,923
                                                                 ------------
                                                                    3,743,423
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
IMC Global, Inc. 10.875%, 8/1/13 ........      B        1,000       1,267,500

FOOD RETAIL--0.6%
Albertson's, Inc. 6.95%, 8/1/09 .........     Baa       1,000       1,112,552
Safeway, Inc. 4.125%, 11/1/08 ...........     Baa       2,000       2,009,856
Safeway, Inc. 6.50%, 11/15/08 ...........     Baa       1,000       1,097,271
                                                                 ------------
                                                                    4,219,679
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.3%
AmerisourceBergen Corp. 8.125%,
9/1/08 ..................................      Ba         750         828,750

Bergen Brunswig Corp. 7.25%, 6/1/05 .....    BB(c)      1,500       1,537,500
                                                                 ------------
                                                                    2,366,250
                                                                 ------------
HEALTH CARE EQUIPMENT--0.8%
Fisher Scientific International, Inc.
144A 6.75%, 8/15/14(b) ..................      Ba       1,800       1,935,000


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
Hillenbrand Industries, Inc. 4.50%,
6/15/09 .................................      A       $4,000    $  4,095,236
                                                                 ------------
                                                                    6,030,236
                                                                 ------------
HEALTH CARE FACILITIES--1.3%
Genesis Healthcare Corp. 8%, 10/15/13 ...      B        1,500       1,638,750
HCA, Inc. 5.25%, 11/6/08 ................      Ba       3,500       3,529,515
Manor Care, Inc. 8%, 3/1/08 .............     Baa       1,666       1,885,574

Service Corporation International 6%,
12/15/05 ................................      Ba          24          24,660

Service Corporation International
7.20%, 6/1/06 ...........................      Ba       2,900       3,045,000
                                                                 ------------
                                                                   10,123,499
                                                                 ------------
HEALTH CARE SERVICES--0.2%
Medco Health Solutions, Inc. 7.25%,
8/15/13 .................................      Ba       1,000       1,110,930

Quest Diagnostics, Inc. 6.75%, 7/12/06 ..     Baa         500         530,196
                                                                 ------------
                                                                    1,641,126
                                                                 ------------
HOMEBUILDING--1.2%
Horton (D.R.), Inc. 4.875%, 1/15/10 .....      Ba       2,500       2,500,000
Horton (D.R.), Inc. 5%, 1/15/09 .........      Ba         500         508,750
Horton (D.R.), Inc. 9.375%, 3/15/11 .....      Ba       1,500       1,676,250

KB Home & Broad Home Corp. 144A
6.375%, 8/15/11(b) ......................      Ba       2,000       2,105,000

Ryland Group, Inc. (The) 8%, 8/15/06 ....      Ba       1,870       2,010,250
                                                                 ------------
                                                                    8,800,250
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.6%
Carnival Corp. 3.75%, 11/15/07 ..........      A        1,500       1,511,719
Hilton Hotels Corp. 7.625%, 5/15/08 .....     Baa       3,000       3,361,962
                                                                 ------------
                                                                    4,873,681
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.3%
Newell Rubbermaid, Inc. 4%, 5/1/10 ......     Baa       2,000       1,956,972

INTEGRATED OIL & GAS--0.3%
Conoco Funding Co. 5.45%, 10/15/06 ......      A        1,000       1,047,313
Texaco Capital, Inc. 5.50%, 1/15/09 .....      Aa       1,035       1,109,202
                                                                 ------------
                                                                    2,156,515
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--2 3%
AT&T Wireless Services, Inc. 7.875%,
3/1/11 ..................................     Baa       3,650       4,348,271

Qwest Corp. 5.625%, 11/15/08 ............      Ba       1,000       1,005,000
Qwest Corp. 144A 7.875%, 9/1/11(b) ......      Ba       2,850       3,049,500


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
Sprint Capital Corp. 6%, 1/15/07 ........     Baa      $1,000    $  1,057,440
Sprint Capital Corp. 6.375%, 5/1/09 .....     Baa       4,000       4,392,428

Verizon Communications, Inc. 7.51%,
4/1/09(j) ...............................      A        3,500       3,995,152
                                                                 ------------
                                                                   17,847,791
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--2.1%
Bear Stearns Cos., Inc. (The) 3.25%,
3/25/09 .................................      A        2,000       1,952,610

Credit Suisse First Boston USA, Inc.
3.875%, 1/15/09(j) ......................      Aa       3,000       3,009,798

Goldman Sachs Group, Inc. 4.125%,
1/15/08 .................................      Aa       2,500       2,557,377

Lehman Brothers Holdings, Inc. 4%,
1/22/08 .................................      A        1,500       1,527,484

Lehman Brothers Holdings, Inc. 3.60%,
3/13/09 .................................      A        2,750       2,730,888

Lehman Brothers Holdings, Inc.
4.375%, 11/30/10 ........................      A        1,500       1,512,839

Merrill Lynch & Co., Inc. 4.125%,
9/10/09 .................................      Aa       2,500       2,516,575
                                                                 ------------
                                                                   15,807,571
                                                                 ------------
IT CONSULTING & OTHER SERVICES--0.2%
Unisys Corp. 6.875%, 3/15/10 ............      Ba       1,430       1,537,250

LEISURE FACILITIES--0.2%
Six Flags, Inc. 9.50%, 2/1/09 ...........      B        1,750       1,756,563

MANAGED HEALTH CARE--0.4%
Cigna Corp. 7.40%, 5/15/07 ..............     Baa       2,000       2,179,040

Coventry Health Care, Inc. 8.125%,
2/15/12 .................................      Ba       1,000       1,085,000
                                                                 ------------
                                                                    3,264,040
                                                                 ------------
METAL & GLASS CONTAINERS--0.2%
Ball Corp. 6.875%, 12/15/12 .............      Ba       1,100       1,204,500

MOVIES & ENTERTAINMENT--0.4%
Time Warner, Inc. 6.125%, 4/15/06 .......     Baa       1,000       1,045,393
Time Warner, Inc. 6.15%, 5/1/07 .........     Baa       2,000       2,139,378
                                                                 ------------
                                                                    3,184,771
                                                                 ------------
MULTI-LINE INSURANCE--0.3%
ASIF Global Financing XXIII 144A
3.90%, 10/22/08(b) ......................     Aaa       2,000       2,015,838


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
MULTI-UTILITIES & UNREGULATED POWER--0.2%
Reliant Energy, Inc. 9.25%, 7/15/10 .....      B       $1,500    $  1,672,500

OFFICE SERVICES & SUPPLIES--0.1%
Williams Scotsman, Inc. 10%, 8/15/08 ....      B          750         821,250

OIL & GAS EQUIPMENT & SERVICES--0.3%
Halliburton Co. 5.50%, 10/15/10 .........     Baa       2,500       2,643,535

OIL & GAS EXPLORATION & PRODUCTION--1.2%
Chesapeake Energy Corp. 8.125%,
4/1/11 ..................................      Ba       2,500       2,750,000

Denbury Resources, Inc. 7.50%, 4/1/13 ...      B        1,000       1,090,000
Forest Oil Corp. 8%, 12/15/11 ...........      Ba       1,875       2,146,875

Pemex Project Funding Master Trust
6.125%, 8/15/08 .........................     Baa       1,000       1,060,000

Pemex Project Funding Master Trust
144A 3.18%, 6/15/10(b)(d) ...............     Baa       1,500       1,525,500

Pemex Project Funding Master Trust
RegS 6.625%, 4/4/10(m) ..................     Baa         500(g)      695,970
                                                                 ------------
                                                                    9,268,345
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.8%
Citgo Petroluem Corp. 144A 6%,
10/15/11(b) .............................      Ba       3,500       3,578,750

Enterprise Products Operating 144A
4%, 10/15/07(b) .........................     Baa       2,750       2,771,659

Premcor Refining Group, Inc. (The)
9.25%, 2/1/10 ...........................      Ba       2,000       2,285,000

Premcor Refining Group, Inc. (The)
6.125%, 5/1/11 ..........................      Ba       1,300       1,378,000

Tesoro Petroleum Corp. 8%, 4/15/08 ......      Ba         750         819,375
Valero Energy Corp. 6.125%, 4/15/07 .....     Baa       1,700       1,815,653
Valero Energy Corp. 3.50%, 4/1/09 .......     Baa       1,500       1,472,694
                                                                 ------------
                                                                   14,121,131
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.1%
American Honda Finance Corp. 144A
4.50%, 5/26/09(b) .......................      A        3,000       3,091,125

MassMutual Global Funding II 144A
3.50%, 3/15/10(b) .......................      Aa       1,750       1,708,373

New York Life Global Funding 144A
3.875%, 1/15/09(b) ......................      Aa       2,000       2,005,910


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
Principal Life Global Funding I 144A
4.40%, 10/1/10(b) .......................      Aa      $1,500    $  1,512,954
                                                                 ------------
                                                                    8,318,362
                                                                 ------------
PACKAGED FOODS & MEATS--0.1%
Campbell Soup Co. 5.50%, 3/15/07 ........      A          500         525,352

PAPER PACKAGING--0.6%
Jefferson Smurfit Corp. 8.25%, 10/1/12 ..      B        1,450       1,616,750

Packaging Corporation of America
4.375%, 8/1/08 ..........................      Ba       3,000       3,048,003
                                                                 ------------
                                                                    4,664,753
                                                                 ------------
PAPER PRODUCTS--1.3%
Bowater, Inc. 4.88%, 3/15/10(d) .........      Ba       4,850       4,922,750
Georgia-Pacific Corp. 7.375%, 7/15/08 ...      Ba       1,100       1,215,500
International Paper Co. 3.80%, 4/1/08 ...     Baa       2,000       2,003,628
International Paper Co. 4.25%, 1/15/09 ..     Baa       2,000       2,018,284
                                                                 ------------
                                                                   10,160,162
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co. 3.625%, 5/15/08 .......     Baa       1,000         981,502

PROPERTY & CASUALTY INSURANCE--0.7%
Berkley (WR) Corp. 5.125%, 9/30/10 ......     Baa       2,000       2,036,498

Berkshire Hathaway Finance Corp.
4.20%, 12/15/10 .........................     Aaa       3,000       2,989,608
                                                                 ------------
                                                                    5,026,106
                                                                 ------------
PUBLISHING & PRINTING--0.4%
Dex Media West LLC/Dex Media West
Finance Co. Series B 8.50%, 8/15/10 .....      B        2,400       2,730,000

REGIONAL BANKS--0.2%
PNC Funding Corp. 5.75%, 8/1/06 .........      A          400         418,912

Popular North America, Inc. 3.875%,
10/1/08 .................................      A        1,000       1,004,807
                                                                 ------------
                                                                    1,423,719
                                                                 ------------
REITS--0.5%
Heritage Property Investment Trust
144A 4.50%, 10/15/09(b) .................     Baa       2,750       2,752,970

Kimco Realty Corp. 4.82%, 8/15/11 .......     Baa       1,100       1,116,107
                                                                 ------------
                                                                    3,869,077
                                                                 ------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
RESTAURANTS--0.6%
Yum! Brands, Inc. 7.65%, 5/15/08 ........     Baa      $2,000    $  2,259,844
Yum! Brands, Inc. 7.70%, 7/1/12 .........     Baa       2,000       2,388,002
                                                                 ------------
                                                                    4,647,846
                                                                 ------------
SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc. 4.375%,
9/15/09 .................................      A        1,000       1,026,184

SPECIALIZED FINANCE--0.5%
CIT Group, Inc. 4.75%, 12/15/10 .........      A        3,500       3,573,189

SPECIALTY CHEMICALS--0.2%
Lubrizol Corp. 4.625%, 10/1/09 ..........     Baa       1,750       1,767,145

SPECIALTY STORES--0.5%
AutoNation, Inc. 9%, 8/1/08 .............      Ba       3,000       3,465,000

THRIFTS & MORTGAGE FINANCE--0.7%
Countrywide Home Loans 5.625%,
7/15/09(j) ..............................      A        4,000       4,262,740

Golden West Financial Corp. 4.125%,
8/15/07 .................................      A        1,000       1,024,748
                                                                 ------------
                                                                    5,287,488
                                                                 ------------
TOBACCO--0.2%
Altria Group, Inc. 5.625%, 11/4/08 ......     Baa       1,500       1,533,942

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc.
7.75%, 11/15/13 .........................      B        1,000         972,500

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. 6.875%,
10/31/13 ................................      Ba       1,000       1,090,000
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $297,905,143)                                    304,313,948
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--20.1%

Ameriquest Finance Net Interest Margin
Trust 03-N9A, 144A 7.385%, 10/25/33(b) ..    BBB(c)       473         475,578

Ameriquest Finance Net Interest Margin
Trust 04-RN4, A 144A 4.60%, 7/25/34(b) ..    BBB+(c)    3,148       3,143,686

Amortizing Residential Collateral Net
Interest Margin Trust 02-9A, A 144A
7.75%, 12/27/32(b) ......................     Baa          40          40,187


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
Asset Backed Funding Corp. Net
Interest Margin Trust 04 144A 5%,
9/27/34(b) ..............................    BBB+(c)   $4,250    $  4,250,000

Asset Backed Funding Corp. Net
Interest Margin Trust 04 144A 4.45%,
7/26/34(b) ..............................    A-(c)      3,258       3,258,061

Asset Backed Securities Corp. Net
Interest Margin Trust 03-HE6, A2 144A
7%, 11/27/33(b) .........................    BB(c)      1,525       1,403,000

Bank of America Mortgage Securities
03-C, 1A1 3.334%, 4/25/33 ...............     Aaa       1,260       1,258,282

Bear Stearns Asset Backed Securities
03-HE1N, N2 144A 6.50%, 10/25/05(b) .....    BB(c)      1,890       1,810,561

Bear Stearns Asset Backed Securities
04-HE1N, A25 144A 5.50%, 2/25/34(b) .....    BB(c)      2,800       2,563,750

Bear Stearns Commercial Mortgage
04-ESA, C 144A 4.937%, 5/14/16(b) .......      Aa       5,000       5,145,312

Bear Stearns Net Interest Margin
04-HE2N, A2 144A 5.50%, 3/25/34(b) ......    BB(c)      1,850       1,673,094

Bear Stearns Net Interest Margin
04-HE3N, A2 5.50%, 4/25/34 ..............    BB(c)      3,370       3,062,319

Bear Stearns Structured Products Inc.
04-5, A P.O. 144A 0%, 2/25/34(b) ........     Baa       4,057       3,698,254

Bear Stearns Structured Products, Inc.
03-2, A P.O. 144A 0%, 6/25/29(b) ........     Baa         965         920,222

Bear Stearns Structured Products, Inc.
04-6, C P.O. 0%, 2/25/34 ................     Baa       5,248       4,891,902

Chase Mortgage Finance Corp. 04-S1,
M 5.098%, 2/25/19 .......................    AA(c)      2,393       2,424,076

Citifinancial Mortgage Securities, Inc.
04-1, AF2 2.645%, 4/25/34 ...............     Aaa       4,750       4,633,189

Commercial Mortgage Acceptance
Corp. 99-C1, A2 7.03%, 6/15/31 ..........     Aaa         300         337,995

Countrywide Asset-Backed Certificates
04-5N, N1 144A 5.50%, 10/25/35(b) .......    BBB(c)     3,329       3,334,819

CS First Boston Mortgage Securities
Corp.  04-1, 1A1 5.75%, 2/25/34(j) ......     Aaa       6,920       7,045,853


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
CS First Boston Mortgage Securities
Corp. 01-CK1, A2 6.25%, 12/16/35 ........     Aaa      $  475    $    513,130

CS First Boston Mortgage Securities
Corp. 97-C2, B 6.72%, 1/17/35 ...........     Aaa       3,500       3,812,728

Deutsche Mortgage Securities, Inc.
04-1, 3A3 3.69%, 12/25/33 ...............     Aaa       2,500       2,492,225

DLJ Commercial Mortgage Corp.
98-CF2, A1B 6.24%, 11/12/31 .............     Aaa         145         157,832

DLJ Mortgage Acceptance Corp.
97-CF2, B2TB 144A 6.99%, 10/15/30(b) ....     Baa           8           7,792

First Franklin Net Interest Margin Trust
04-FF7A, A 144A 5%, 9/27/34(b) ..........    A-(c)      3,094       3,093,504

First Franklin Net Interest Margin Trust
04-FF7A, B 144A 6.75%, 9/27/34(b) .......    BBB-(c)    2,116       2,115,937

First Plus Home Loan Trust 97-3,
M2 7.52%, 11/10/23 ......................     A(c)        172         171,877

GMAC Commercial Mortgage
Securities, Inc. 97-C2, A3 6.566%,
4/15/29 .................................     Aaa       2,802       3,013,189

GMAC Mortgage Corp Loan Trust,
03-HE2, A2 3.14%, 6/25/25 ...............     Aaa       2,120       2,118,234

GMAC Mortgage Corp. Loan Trust
02-J6, A17 6.25%, 10/25/32 ..............     Aaa       2,678       2,712,741

GMAC Mortgage Corp. Loan Trust
03-GH2, A2 3.69%, 7/25/20 ...............     Aaa       3,000       3,011,610

Greenwich Capital Commercial Funding
Corp. 03-FL1, L 144A 3.407%,
7/5/18(b)(d) ............................    BBB(c)     4,613       4,534,156

Greenwich Capital Commercial Funding
Corp. 03-FL1, M 144A 3.407%,
7/5/18(b)(d) ............................    BBB-(c)    3,900       3,770,051

GS Mortgage Securities Corp. II 99-C1,
A2 6.11%, 11/18/30 ......................     Aaa         265         285,440

GSAMP Trust Net Interest Margin 04-1,
N1 144A 5.50%, 9/25/34(b) ...............    BBB(c)     3,736       3,736,006

Home Equity Asset Trust  02-5N,
A 144A 8%, 6/27/33(b) ...................    BBB(c)       346         347,274


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
Home Equity Asset Trust 03-6N,
A 144A 6.50%, 3/27/34(b) ................    A-(c)     $  576    $    575,935

Home Equity Asset Trust 03-8N,
A 144A 5%, 5/27/34(b) ...................    A-(c)      2,017       2,011,555

Homestar Net Interest Margin Trust
04-3, A1 144A 5.50%, 7/25/34(b) .........    BBB(c)     3,747       3,740,350

J. E. Robert Co., Inc. 02-1A, I 144A
5.34%, 10/10/32(b) ......................    AAA(c)       523         522,833

J.P. Morgan Chase Commercial
Mortgage Securities Corp. 01-CIBC,
A3 6.26%, 3/15/33 .......................    AAA(c)       500         556,173

Lehman Brothers Floating Rate
Commercial Mortgage Trust 02-LLFA,
L 144A 3.268%, 6/14/17(b)(d) ............    BB+(c)     5,000       4,889,658

Master Asset Securitization Trust 04-3,
N 5%, 9/28/34 ...........................     Baa       4,000       3,932,500

Master Asset Securitization Trust
Alternative Loans Trust 02-3, M2
5.727%, 12/25/32(d) .....................      A        3,500       3,475,391

Master Resecuritization Trust 5%,
3/28/32 .................................     Baa         670         670,087

Master Resecuritization Trust 4.75%,
7/28/33 .................................     Baa       2,149       2,150,229

Master Resecuritization Trust 04-2
5.25%, 3/28/34 ..........................     Baa       5,304       5,224,376

Merrill Lynch Mortgage Investors, Inc.
95-C3, B 7.139%, 12/26/25(d) ............    AAA(c)       623         628,680

Merrill Lynch Mortgage Investors, Inc.
96-C1, C 7.42%, 4/25/28 .................    AAA(c)     2,000       2,091,098

Option One Mortgage Securities Corp.
Net Interest Margin Trust 03-5 144A
6.90%, 7/26/33(b) .......................    BBB+(c)      941         943,511

Park Place Securities Net Interest
Margin Trust 04-MCW1, B 144A
7.385%, 10/25/34(b) .....................    BBB(c)     1,750       1,750,000

PNC Mortgage Acceptance Corp.
00-C2, A2 7.30%, 10/12/33 ...............     Aaa         250         289,023


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
Residential Asset Mortgage Products,
Inc. 03-RS6, AI3 3.08%, 12/25/28 ........     Aaa      $  750    $    745,786

Residential Asset Mortgage Products,
Inc. 03-RS7, AI3 3.68%, 9/25/27 .........     Aaa       4,000       3,997,310

Residential Asset Mortgage Products,
Inc. 03-RZ1, AI3 3.49%, 8/25/29 .........     Aaa       1,856       1,859,018

Sail Net Interest Margin Notes 04-2A,
A 144A 5.50%, 3/27/34(b) ................    BBB(c)     1,157       1,155,632

Sharp SP I LLC Net Interest Margin
Trust 03-0P1N, NA 144A 4.45%,
12/25/33(b) .............................    BBB(c)     1,493       1,493,189

Sharp SP I LLC Net Interest Margin
Trust 03-2XSN 144A 7.50%, 9/25/33(b) ....     Baa         860         851,439

Sharp SP I LLC Net Interest Margin
Trust 04-1N 144A 7.50%, 12/25/33(b) .....    BBB+(c)    1,110       1,109,550

Sharp SP I LLC Net Interest Margin
Trust 04-3N 144A 7.25%, 5/25/34(b) ......     Baa       2,905       2,904,639

Sharp SP I LLC Net Interest Margin
Trust 04-FM1N, N 144A 6.16%,
9/25/33(b) ..............................    BBB-(c)      975         980,327

Sharp SP I LLC Net Interest Margin
Trust 04-OP1N, NA 144A 5.19%,
4/25/34(b) ..............................    BBB(c)     2,074       2,073,891

Starwood Commercial Mortgage
Trust 99-C1A, A1 144A 6.60%,
2/3/14(b) ...............................     Aaa       1,279       1,366,629

Structured Asset Securities Corp.
Net Interest Margin Trust 03-28XS
144A 7.50%, 9/28/33(b) ..................      A          954         948,517

Structured Asset Securities Corp. Net
Interest Margin Trust 03-36, XS 144A
7.50%, 11/25/33(b) ......................      A          975         971,334

Structured Asset Securities Corp. Net
Interest Margin Trust 03-BC, 1A 144A
9%, 5/27/33(b) ..........................    BBB-(c)      330         328,750

Structured Asset Securities Corp. Net
Interest Margin Trust 04-4XS, A 144A
6%, 2/28/34(b) ..........................    A+(c)      1,509       1,508,503


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
Washington Mutual 00-1, M3 3.683%,
1/25/40(d) ..............................      A       $1,778    $  1,789,462

Washington Mutual 04-AR7, A6
3.963%, 7/25/34 .........................     Aaa       5,000       5,004,364
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $153,885,005)                                    153,803,605
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--15.2%

AUSTRALIA--1.8%
Commonwealth of Australia Series 705
7.50%, 7/15/05(f) .......................     Aaa      18,616(k)   14,130,434

AUSTRIA--0.1%
Republic of Austria Series 97 3 5.75%,
4/11/07 .................................     Aaa         450(g)      613,057

BRAZIL--1.3%
Federative Republic of Brazil 7.72%,
6/29/09(d) ..............................      B        1,425       1,560,019

Federative Republic of Brazil 8%,
4/15/14 .................................      B          836         830,636

Federative Republic of Brazil DCB-L
3.125%, 4/15/12(d) ......................      B        7,941       7,298,496
                                                                 ------------
                                                                    9,689,151
                                                                 ------------
BULGARIA--0.3%
Republic of Bulgaria RegS 8.25%,
1/15/15(m) ..............................      Ba       1,225       1,535,844

Republic of Bulgaria Series IAB PDI
2.75%, 7/28/11(d) .......................      Ba         910         907,725
                                                                 ------------
                                                                    2,443,569
                                                                 ------------
CHILE--0.7%
Republic of Chile 5.625%, 7/23/07 .......     Baa       1,250       1,318,750
Republic of Chile 2.519%, 1/28/08(d) ....     Baa       4,000       4,015,200
                                                                 ------------
                                                                    5,333,950
                                                                 ------------
COLOMBIA--1.2%
Republic of Colombia 11.375%,
1/31/08 .................................      Ba       2,150(g)    3,189,596

Republic of Colombia 8.625%, 4/1/08 .....      Ba       1,500       1,657,500
Republic of Colombia 9.75%, 4/23/09 .....      Ba       3,500       3,981,250
                                                                 ------------
                                                                    8,828,346
                                                                 ------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
COSTA RICA--0.6%
Republic of Costa Rica 144A 9%,
3/1/11(b) ...............................    BB(c)     $4,000    $  4,220,000

INDONESIA--0.1%
Republic of Indonesia 7.75%, 8/1/06 .....      B          800         848,000

NEW ZEALAND--1.8%
Government of New Zealand Series
206 6.50%, 2/15/06(f) ...................     Aaa      20,174(h)   13,853,645

PANAMA--0.4%
Republic of Panama 8.25%, 4/22/08 .......      Ba       2,500       2,756,250

PERU--0.5%
Republic of Peru 8.375%, 5/3/16 .........      Ba         500         523,750
Republic of Peru 9.125%, 1/15/08 ........      Ba       3,000       3,390,000
                                                                 ------------
                                                                    3,913,750
                                                                 ------------
PHILIPPINES--0.5%
Republic of Philippines 8.375%,
2/15/11 .................................      Ba       3,225       3,225,000

Republic of Philippines 8.875%,
3/17/15 .................................      Ba         850         840,438
                                                                 ------------
                                                                    4,065,438
                                                                 ------------
RUSSIA--2.6%
Ministry Finance of Russia Series VI
3%, 5/14/06 .............................      Ba       4,500       4,426,875

Russian Federation 144A 8.25%,
3/31/10(b) ..............................     Baa       3,000       3,337,500

Russian Federation RegS 10%,
6/26/07(m) ..............................     Baa       3,750       4,312,500

Russian Federation RegS 8.25%,
3/31/10(m) ..............................     Baa       6,750       7,425,000
                                                                 ------------
                                                                   19,501,875
                                                                 ------------
SOUTH AFRICA--0.1%
Republic of South Africa 5.25%,
5/16/13 .................................     Baa         500(g)      656,698

TURKEY--0.8%
Republic of Turkey 10.50%, 1/13/08 ......      B        3,600       4,128,480

Republic of Turkey RegS 10%,
9/19/07(m) ..............................      B        2,000       2,242,828
                                                                 ------------
                                                                    6,371,308
                                                                 ------------


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
UKRAINE--0.8%
Government of Ukraine 144A 6.875%,
3/4/11(b) ...............................      B       $3,000    $  3,041,250

Republic of Ukraine 144A 5.33%,
8/5/09(b)(d) ............................      B        3,000       3,086,250
                                                                 ------------
                                                                    6,127,500
                                                                 ------------
VENEZUELA--1.6%
Republic of Venezuela 5.375%, 8/7/10 ....      B       13,550      12,424,103
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $112,944,931)                                    115,777,074
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--7.6%

AUSTRALIA--0.2%
Westfield Capital Corp. 144A 4.375%,
11/15/10(b) .............................      A        1,800       1,798,083

BERMUDA--0.3%
Oil Insurance Ltd. 144A 5.15%,
8/15/33(b)(d) ...........................      A        2,300       2,348,109

BRAZIL--0.4%
Petrobras International Finance Co.
9.125%, 7/2/13 ..........................      Ba       1,900       2,080,500

Vale Overseas Ltd. Series B 8.625%,
3/8/07 ..................................     Baa       1,000       1,102,500
                                                                 ------------
                                                                    3,183,000
                                                                 ------------
CANADA--0.3%
Methanex Corp. 7.75%, 8/15/05 ...........      Ba         500         517,500
Nova Chemicals Corp. 6.50%, 1/15/12 .....      Ba         700         740,250
Thomson Corp. (The) 4.25%, 8/15/09 ......      A        1,000       1,013,344
                                                                 ------------
                                                                    2,271,094
                                                                 ------------
GERMANY--0.7%
Aries Vermogensverwaltung 144A
5.426%, 10/25/07(b)(d) ..................      Ba       1,000(g)    1,326,435

Deutsche Telekom International Finance
BV 8.25%, 6/15/05 .......................     Baa         500         517,141

Deutsche Telekom International Finance
BV 3.875%, 7/22/08 ......................     Baa       1,000       1,007,716

European Investment Bank 6%,
7/15/05 .................................     Aaa       3,500(k)    2,627,099
                                                                 ------------
                                                                    5,478,391
                                                                 ------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
HONG KONG--0.3%
Hutchison Whampoa International Ltd.
144A 5.45%, 11/24/10(b) .................      A       $2,000    $  2,059,106

IRELAND--0.2%
Smurfit Capital Funding plc 6.75%,
11/20/05 ................................      B        1,500       1,556,250

ITALY--0.3%
Telecom Italia Capital SA 4%, 11/15/08 ..     Baa       2,000       2,013,316

KAZAKHSTAN--0.8%
Kazkommerts International BV 144A
10.125%, 5/8/07(b) ......................     Baa         750         820,312

Kazkommerts International BV 144A
8.50%, 4/16/13(b) .......................     Baa       1,000       1,047,500

Kazkommerts International BV RegS
10.125%, 5/8/07(m) ......................     Baa       2,250       2,460,938

TuranAlem Finance BV 144A 7.875%,
6/2/10(b) ...............................     Baa       1,500       1,526,250
                                                                 ------------
                                                                    5,855,000
                                                                 ------------
LUXEMBOURG--0.4%
Lighthouse International Co. SA
144A 8%, 4/30/14(b) .....................      B        2,500(g)    3,112,717

MALAYSIA--0.4%
Malaysia International Shipping Corp.
Capital Ltd. 144A 5%, 7/1/09(b) .........     Baa       2,800       2,916,153

MEXICO--0.6%
America Movil SA de CV 144A 2.285%,
4/27/07(b)(d) ...........................     Baa       3,000       2,977,500

America Movil SA de CV 144A 4.125%,
3/1/09(b) ...............................     Baa       1,250       1,230,240

Grupo Televisa SA 8.625%, 8/8/05 ........     Baa         500         521,250
                                                                 ------------
                                                                    4,728,990
                                                                 ------------
PHILIPPINES--0.1%
Philippine Long Distance Telephone Co.
7.85%, 3/6/07 ...........................      Ba       1,000       1,050,000

QATAR--0.5%
Ras Laffan Liquefied Natural Gas Co.,
Ltd. 144A 3.437%, 9/15/09(b) ............     Baa       3,664       3,645,790


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
SOUTH KOREA--1.0%
Chohung Bank 144A 4.50%, 11/3/14(b)(d)(i)     Baa      $  565    $    565,124

Export-Import Bank of Korea 4.50%,
8/12/09 .................................      A        1,355       1,385,885

Korea Development Bank 4.25%,
11/13/07 ................................      A        1,000       1,022,400

Korea Development Bank 3.875%,
3/2/09 ..................................      A        3,000       3,000,468

Korea Electric Power Corp.144A 4.25%,
9/12/07(b) ..............................      A        1,500       1,534,231
                                                                 ------------
                                                                    7,508,108
                                                                 ------------
UNITED KINGDOM--0.5%
British Telecommunications plc 8.375%,
12/15/10 ................................     Baa       3,000       3,640,377

UNITED STATES--0.5%
Tyco International Group SA 6.375%,
2/15/06 .................................     Baa       1,750       1,826,944

Tyco International Group SA 6.125%,
1/15/09 .................................     Baa       2,000       2,182,054
                                                                 ------------
                                                                    4,008,998
                                                                 ------------
VENEZUELA--0.1%
Corp Andina de Fomento 5.20%,
5/21/13 .................................      A        1,000       1,015,904
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $56,773,856)                                      58,189,386
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.3%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
SCI Systems, Inc. Cv. 3%, 3/15/07 .......      B        2,000       1,942,500
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $1,941,174)                                        1,942,500
-----------------------------------------------------------------------------

CREDIT LINKED NOTES--0.4%

OTHER FOREIGN GOVERNMENT--0.4%
Deutsche Bank AG London Federative
Republic of Brazil 8.921%, 8/20/05(d) ...      NR       3,000       3,142,800
-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $3,000,000)                                        3,142,800
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                            MOODY'S     PAR
                                            RATING     VALUE
                                         (Unaudited)   (000)        VALUE
                                         -----------  -------    ------------
LOAN AGREEMENTS--0.4%

BROADCASTING & CABLE TV--0.4%
PanAmSat Corp. Tranch Loan B 0%,
8/20/11(d)(f) ...........................      B       $3,000    $  3,028,125
-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $3,023,750)                                        3,028,125
-----------------------------------------------------------------------------

TARGETED RETURN INDEX SECURITIES--0.2%

Lehman Brothers Targeted Return Index
Securities Trust Series 5-2002 144A
5.94%, 1/25/07(b)(d) ....................      A        1,338       1,415,457
------------------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $1,338,413)                                        1,415,457
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $731,182,471)                                    742,309,313
------------------------------------------------------------------------------


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------  ------    ------------
SHORT-TERM INVESTMENTS--2.4%

COMMERCIAL PAPER--2.4%
Cargill, Inc. 1.82%, 11/1/04 ............     A-1      $9,720    $  9,720,000
Verizon Network Funding 1.75%, 11/2/04 ..     A-1       1,480       1,479,928
Pfizer, Inc. 1.75%, 11/3/04 .............     A-1+      7,395       7,394,281
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $18,594,209)                                      18,594,209
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $749,776,680)                                    760,903,522(a)

Other assets and liabilities, net--0.5%                             3,883,401
                                                                 ------------
NET ASSETS--100.0%                                               $764,786,923
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,918,079 and gross depreciation of $2,206,987 for federal income tax purposes. At October 31, 2004, the aggregate cost of securities for federal income tax purposes was $750,192,430.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to a value of $168,182,578 or 22.0% of net assets.
(c) As rated by Standard & Poor's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk, noted in the header, is determined based on criteria described in Note 2L "Foreign security country determination" in the Notes to Financial Statements.
(f) This security has a delayed delivery settlement date.
(g) Par value represents Euro.
(h) Par value represents New Zealand Dollar.
(i) When-issued security.
(j) All or a portion segregated as collateral for a delayed delivery transaction or a when-issued security.
(k) Par value represents Australian Dollar.
(l) Table excludes short-term investments.
(m) Regulation S security. Security is offered and sold outside the United States, therefore, it is exempt from registration under Rules 903 and 904 of the Securities Act of 1933.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004

ASSETS
Investment securities at value
   (Identified cost $749,776,680)                                 $760,903,522
Cash                                                                 4,938,113
Receivables
   Investment securities sold                                       13,314,411
   Fund shares sold                                                  9,295,543
   Interest                                                          7,881,923
Prepaid expenses                                                        90,185
Trustee retainer                                                         1,787
                                                                  ------------
     Total assets                                                  796,425,484
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                  27,768,336
   Fund shares repurchased                                           1,645,926
   Income distribution payable                                       1,253,337
   Investment advisory fee                                             345,740
   Distribution and service fees                                       292,701
   Transfer agent fee                                                  113,649
   Net unrealized depreciation on swap agreements                       62,564
   Financial agent fee                                                  39,433
Accrued expenses                                                       116,875
                                                                  ------------
     Total liabilities                                              31,638,561
                                                                  ------------
NET ASSETS                                                        $764,786,923
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $754,187,166
Undistributed net investment income                                     32,665
Accumulated net realized loss                                         (509,865)
Net unrealized appreciation                                         11,076,957
                                                                  ------------
NET ASSETS                                                        $764,786,923
                                                                  ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $372,463,320)                77,088,822
Net asset value per share                                                $4.83
Offering price per share $4.83/(1-2.25%)                                 $4.94

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $33,325,353)                  6,916,787
Net asset value per share and offering price per share                   $4.82

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $238,853,503)                49,084,626
Net asset value per share and offering price per share                   $4.87

CLASS T
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $120,144,747)                24,735,911
Net asset value per share and offering price per share                   $4.86


                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2004

INVESTMENT INCOME
Interest                                                           $32,030,488
Foreign taxes withheld                                                  (6,716)
                                                                   -----------
     Total investment income                                        32,023,772
                                                                   -----------
EXPENSES
Investment advisory fee                                              3,392,024
Service fees, Class A                                                  782,098
Distribution and service fees, Class B                                 238,034
Distribution and service fees, Class C                                 998,162
Distribution and service fees, Class T                                 725,222
Financial agent fee                                                    417,915
Transfer agent                                                         599,134
Custodian                                                              104,005
Registration                                                            70,544
Printing                                                                69,093
Professional                                                            43,441
Trustees                                                                32,397
Miscellaneous                                                           56,926
                                                                   -----------
     Total expenses                                                  7,528,995
     Custodian fees paid indirectly                                     (2,951)
                                                                   -----------
     Net expenses                                                    7,526,044
                                                                   -----------
NET INVESTMENT INCOME                                               24,497,728
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     2,957,735
Net realized loss on swap agreements                                   (86,589)
Net realized loss on foreign currency transactions                    (315,029)
Net change in unrealized appreciation (depreciation)
   on investments                                                    3,831,804
Net change in unrealized appreciation (depreciation)
   on swap agreements                                                  (44,543)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency translation                    22,630
                                                                   -----------
NET GAIN ON INVESTMENTS                                              6,366,008
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $30,863,736
                                                                   ===========

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                            STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Year Ended        Year Ended
                                                                                         10/31/04          10/31/03
                                                                                      -------------      -------------
FROM OPERATIONS
   Net investment income (loss)                                                       $  24,497,728      $  12,707,988
   Net realized gain (loss)                                                               2,556,117          6,484,698
   Net change in unrealized appreciation (depreciation)                                   3,809,891          4,244,858
                                                                                      -------------      -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           30,863,736         23,437,544
                                                                                      -------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                       (14,106,306)        (7,121,918)
   Net investment income, Class B                                                        (1,269,340)        (1,106,728)
   Net investment income, Class C                                                        (8,394,784)        (4,852,172)
   Net investment income, Class T                                                        (2,671,811)          (180,577)
                                                                                      -------------      -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                            (26,442,241)       (13,261,395)
                                                                                      -------------      -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (61,571,618 and 50,235,582 shares, respectively)       296,489,759        238,509,149
   Net asset value of shares issued from reinvestment of distributions
     (1,995,081 and 1,043,304 shares, respectively)                                       9,565,453          4,946,379
   Cost of shares repurchased (34,404,698 and 21,687,580 shares, respectively)         (164,345,981)      (103,025,414)
                                                                                      -------------      -------------
Total                                                                                   141,709,231        140,430,114
                                                                                      -------------      -------------
CLASS B
   Proceeds from sales of shares (2,817,773 and 3,988,114 shares, respectively)          13,458,686         18,726,221
   Net asset value of shares issued from reinvestment of distributions
     (168,871 and 167,157 shares, respectively)                                             807,426            787,001
   Cost of shares repurchased (2,460,921 and 2,481,269 shares, respectively)            (11,775,709)       (11,661,642)
                                                                                      -------------      -------------
Total                                                                                     2,490,403          7,851,580
                                                                                      -------------      -------------
CLASS C
   Proceeds from sales of shares (34,994,566 and 35,022,991 shares, respectively)       169,597,254        166,411,522
   Net asset value of shares issued from reinvestment of distributions
     (1,173,928 and 661,799 shares, respectively)                                         5,669,472          3,151,531
   Cost of shares repurchased (21,055,457 and 13,096,689 shares, respectively)         (101,472,871)       (62,252,089)
                                                                                      -------------      -------------
Total                                                                                    73,793,855        107,310,964
                                                                                      -------------      -------------
CLASS T
   Proceeds from sales of shares (20,677,736 and 5,594,891 shares, respectively)         99,970,990         26,774,259
   Net asset value of shares issued from reinvestment of distributions
     (336,804 and 16,937 shares, respectively)                                            1,619,282             80,900
   Cost of shares repurchased (1,831,652 and 58,805 shares, respectively)                (8,777,578)          (281,062)
                                                                                      -------------      -------------
Total                                                                                    92,812,694         26,574,097
                                                                                      -------------      -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                            310,806,183        282,166,755
                                                                                      -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                315,227,678        292,342,904

NET ASSETS
   Beginning of period                                                                  449,559,245        157,216,341
                                                                                      -------------      -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $32,665 AND $223,717, RESPECTIVELY]                                           $ 764,786,923      $ 449,559,245
                                                                                      =============      =============

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                  FINANCIAL HIGHLIGHTS
                        (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS A
                                                               --------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31
                                                               --------------------------------------------------------
                                                                2004         2003       2002(2)       2001        2000
Net asset value, beginning of period                           $ 4.78       $ 4.56      $ 4.58       $ 4.49      $ 4.57
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                               0.21         0.22        0.25         0.33        0.35
   Net realized and unrealized gain (loss)(3)                    0.06         0.21       (0.02)        0.11       (0.10)
                                                               ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                            0.27         0.43        0.23         0.44        0.25
                                                               ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.22)       (0.21)      (0.25)       (0.35)      (0.33)
                                                               ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                        (0.22)       (0.21)      (0.25)       (0.35)      (0.33)
                                                               ------       ------      ------       ------      ------
Change in net asset value                                        0.05         0.22       (0.02)        0.09       (0.08)
                                                               ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                 $ 4.83       $ 4.78      $ 4.56       $ 4.58      $ 4.49
                                                               ======       ======      ======       ======      ======
Total return(1)                                                  5.69%        9.68%       5.22%       10.20%       5.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $372,463     $229,020     $83,665      $34,109     $22,637

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                        1.03%        1.08%       1.23%        1.22%       1.00%
   Gross operating expenses                                      1.03%        1.08%       1.23%        1.50%       1.50%
   Net investment income(3)                                      4.17%        4.28%       5.09%        7.09%       7.67%
Portfolio turnover                                                 95%         135%        146%         125%        116%

                                                                                          CLASS B
                                                               --------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31
                                                               --------------------------------------------------------
                                                                2004         2003       2002(2)       2001        2000
Net asset value, beginning of period                           $ 4.77       $ 4.55      $ 4.56       $ 4.47      $ 4.56
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)                               0.19         0.20        0.22         0.30        0.32
   Net realized and unrealized gain (loss)(4)                    0.05         0.21          --(5)      0.12       (0.10)
                                                               ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                            0.24         0.41        0.22         0.42        0.22
                                                               ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.19)       (0.19)      (0.23)       (0.33)      (0.31)
                                                               ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                        (0.19)       (0.19)      (0.23)       (0.33)      (0.31)
                                                               ------       ------      ------       ------      ------
Change in net asset value                                        0.05         0.22       (0.01)        0.09       (0.09)
                                                               ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                 $ 4.82       $ 4.77      $ 4.55       $ 4.56      $ 4.47
                                                               ======       ======      ======       ======      ======
Total return(1)                                                  5.16%        9.17%       4.94%        9.69%       4.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $33,325      $30,457     $21,450      $11,978      $9,171

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                        1.52%        1.58%       1.73%        1.71%       1.50%
   Gross operating expenses                                      1.52%        1.58%       1.73%        2.00%       2.00%
   Net investment income(4)                                      3.68%        3.88%       4.62%        6.60%       7.18%
Portfolio turnover                                                 95%         135%        146%         125%        116%

(1) Sales charges are not reflected in the total return calculation.
(2) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 5.24% to 5.25% for Class A and from 4.77% to 4.79% for Class B. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(3) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares had no impact on net investment income or net realized and unrealized gain (loss) per share for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.06%, 0.16% and 0.15% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(4) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00, $0.01 and $0.01 for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.06%, 0.17% and 0.15% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(5) Amount is less than $0.01.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                  FINANCIAL HIGHLIGHTS
                        (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS C
                                                               --------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31
                                                               --------------------------------------------------------
                                                                2004         2003       2002(3)       2001        2000
Net asset value, beginning of period                           $ 4.81       $ 4.58      $ 4.59       $ 4.48      $ 4.56
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)                               0.21         0.21        0.23         0.32        0.34
   Net realized and unrealized gain (loss)(4)                    0.05         0.22          --(6)      0.13       (0.10)
                                                               ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                            0.26         0.43        0.23         0.45        0.24
                                                               ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.20)       (0.20)      (0.24)       (0.34)      (0.32)
                                                               ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                        (0.20)       (0.20)      (0.24)       (0.34)      (0.32)
                                                               ------       ------      ------       ------      ------
Change in net asset value                                        0.06         0.23       (0.01)        0.11       (0.08)
                                                               ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                 $ 4.87       $ 4.81      $ 4.58       $ 4.59      $ 4.48
                                                               ======       ======      ======       ======      ======
Total return                                                     5.59%        9.60%       5.17%       10.40%       5.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $238,854     $163,436     $52,101      $10,865      $7,275

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                        1.27%        1.33%       1.47%        1.46%       1.25%
   Gross operating expenses                                      1.27%        1.33%       1.47%        1.76%       1.74%
   Net investment income(4)                                      3.92%        4.02%       4.78%        6.85%       7.41%
Portfolio turnover                                                 95%         135%        146%         125%        116%

                                                                      CLASS T
                                                              ----------------------
                                                                             FROM
                                                                YEAR       INCEPTION
                                                                ENDED      6/2/03 TO
                                                              10/31/04     10/31/03
Net asset value, beginning of period                           $ 4.80       $ 4.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(5)                               0.18         0.07
   Net realized and unrealized gain (loss)(5)                    0.06        (0.02)
                                                               ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                            0.24         0.05
                                                               ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.18)       (0.07)
                                                               ------       ------
     TOTAL DISTRIBUTIONS                                        (0.18)       (0.07)
                                                               ------       ------
Change in net asset value                                        0.06        (0.02)
                                                               ------       ------
NET ASSET VALUE, END OF PERIOD                                 $ 4.86       $ 4.80
                                                               ======       ======
Total return(1)                                                  5.05%        1.10%(8)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $120,145      $26,646

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                        1.78%        1.90%(2)(7)
   Gross operating expenses                                      1.78%        1.90%(7)
   Net investment income(5)                                      3.40%        3.06%(7)
Portfolio turnover                                                 95%         135%(8)

(1) Sales charges are not reflected in the total return calculation.
(2) The ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(3) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 4.93% to 4.95%. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00, $0.01 and $0.01 for the periods ended October 31, 2003, 2002 and 2001, respectively. The net investment income ratio decreased by 0.01%, 0.17% and 0.15% for the periods ended October 31, 2003, 2002 and 2001, respectively.
(5) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class T shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 for the period ending October 31, 2003. The net investment income ratio for the period ending October 31, 2003 decreased by 0.15%.
(6) Amount is less than $0.01.
(7) Annualized.
(8) Not annualized.

                        See Notes to Financial Statements

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004


1. ORGANIZATION
   Phoenix Multi-Series Trust (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently, two Funds are offered for sale (each a "Fund"). The Goodwin Multi-Sector Fixed Income Fund is diversified and has a primary investment objective to maximize current income while preserving capital. The Goodwin Multi-Sector Short Term Bond Fund is diversified and has a primary investment objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes.
   Each Fund offers Class A, Class B and Class C shares. Multi-Sector Short Term Bond Fund also offers Class T shares. Class A shares of the Multi-Sector Fixed Income Fund are sold with a front-end sales charge of 4.75%. Class A shares of the Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of 2.25%. Certain redemptions of Class A shares of the Multi-Sector Short Term Bond Fund may be subject to a 1% contingent deferred sales if made within one year of purchase. Class B shares of the Multi-Sector Fixed Income Fund are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares of the Multi-Sector Short Term Bond Fund are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares of the Multi-Sector Fixed Income Fund are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class C shares of the Multi-Sector Short Term Bond Fund are sold with no sales charge. Class T shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value.
   As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Certain securities held by the Funds were valued on the basis of a price provided by a principal market marker. The prices provided by the principal market markers may differ from the value that would be realized if the securities were sold. At October 31, 2004, the total value of these securities represented approximately 4.0% and 9.8% of net assets of Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, respectively.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (CONTINUED)

   The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FORWARD CURRENCY CONTRACTS:
   The Trust may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At October 31, 2004, the Trust had no forward currency contracts outstanding.

H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I. SWAP AGREEMENTS:
   The Trust may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Trust may enter into swaps, including interest rate and credit default swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Trust's custodian. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At October 31, 2004, the Trust held the following swaps:

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (CONTINUED)


MULTI-SECTOR SHORT TERM BOND FUND
                                                                  Unrealized
                                                                 Appreciation
Notional Amount                                                 (Depreciation)
---------------                                                 --------------
Credit Default Swaps
$(3,000,000)         Agreement with Deutsche Bank dated
                     October 28, 2003, terminating on
                     August 20, 2005, to pay 3.60% per
                     year times the notional amount. The
                     Fund receives only upon a default
                     event of Deutsche Bank AG London
                     CLN Federative Republic of Brazil
                     the notional amount times the
                     difference between the par value
                     and the market value of Deutsche
                     Bank CLN Federative Republic of
                     Brazil 8.19%, bond due August 20,
                     2005.                                        $(62,564)
                                                                  ========

J. LOAN AGREEMENTS:
   The Trust may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

K. DEBT INDEX SECURITIES AND TARGETED RETURN INDEX SECURITIES:
   The Trust invests in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Trust has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Trust.
   Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Trust receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Trust's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Trust will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Trust would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.
   As a result of a recent FASB Emerging Issues Task Force consensus [and subsequent related SEC staff guidance], the Funds have reclassified periodic payments made under swap and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.
   Within the Fixed Income Fund this reclassification decreased net investment income and increased net realized gains by $261,783 for the period ended October 31, 2003, but had no effect on the Fund's net asset value, either in total or per share, or on its total increase (decrease) in net assets from operations during any period.
   Within the Short-Term Bond Fund this reclassification decreased net investment income and increased net realized gains by $98,819 for the period ended October 31, 2003, but had no effect on the Fund's net asset value, either in total or per share, or on its total increase (decrease) in net assets from operations during any period.
   Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit Index which is a component of the Lehman Brothers U.S. Aggregate Index.

L. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

M. CONTRACTUAL OBLIGATIONS:
   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (CONTINUED)

made against the Funds and, therefore, cannot be established; however, in management's opinion, based on experience, the risk of loss from such claim is unlikely.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                                   1st $1      $1-2      $2 +
                                                   Billion    Billion   Billion
                                                   -------    -------   -------
Multi-Sector Fixed Income Fund ..................   0.55%      0.50%     0.45%
Multi-Sector Short Term Bond Fund ...............   0.55%      0.50%     0.45%

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the period ended October 31, 2004, as follows:

                                         Class A       Class A        Class B
                                       Net Selling     Deferred       Deferred
                                       Commissions  Sales Charges  Sales Charges
                                       -----------  -------------  -------------
Multi-Sector Fixed Income Fund .......   $11,302       $    --         $50,218
Multi-Sector Short Term Bond Fund ....    34,931        33,443          48,346

                                                      Class C         Class T
                                                     Deferred        Deferred
                                                   Sales Charges   Sales Charges
                                                   -------------   -------------
Multi-Sector Fixed Income Fund ..................      $3,457         $    --
Multi-Sector Short Term Bond Fund ...............       1,439          56,311

   In addition to these amounts, for the period November 1, 2003 to May 31, 2004, the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions:

Multi-Sector Fixed Income Fund ............................  $ 9,151
Multi-Sector Short Term Bond Fund .........................   15,706

   As of May 31, 2004, W.S. Griffith Securities, Inc. no longer writes any business for the Funds.

   In addition, the Trust pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                           Class A   Class B   Class C   Class T
                                           -------   -------   -------   -------
Multi-Sector Fixed Income Fund ...........   0.25%     1.00%     1.00%      --%
Multi-Sector Short Term Bond Fund ........   0.25%     0.75%     0.50%    1.00%

   PEPCO has advised the Trust of the following information for the period ended October 31, 2004.

                                              Distribution       Distribution
                             Distribution    and/or Service     and/or Service
                            and/or Service    Fees Paid to       Fees Paid to
                           Fees Retained by   Unaffiliated      W.S. Griffith
                              Distributor     Participants   Securities, Inc.(1)
                           ----------------  --------------  -------------------
Multi-Sector Fixed
  Income Fund ............    $  286,340        $ 320,866          $16,779
Multi-Sector Short
  Term Bond Fund .........     1,367,178        1,360,039           16,299

   (1) As of May 31, 2004, W.S. Griffith Securities, Inc. no longer writes any business for the Funds.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of each Fund. Certain minimum fees may apply. For the period ended October 31, 2004, the Trust incurred PEPCO financial agent fees totaling $542,403.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended October 31, 2004, transfer agent fees were $851,972 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                                  Transfer Agent
                                                                   Fee Retained
                                                                  --------------
Multi-Sector Fixed Income Fund ..................................    $100,990
Multi-Sector Short Term Bond Fund ...............................     213,238

   At October 31, 2004, PNX and its affiliates and the retirement plans of PNX and its affiliates held shares of the Trust as follows:

                                                                   Aggregate
                                                                   Net Asset
                                                     Shares         Value
                                                   ---------       ----------
Multi-Sector Short Term Bond Fund, Class A .....   2,003,237       $9,678,865
Multi-Sector Short Term Bond Fund, Class T .....     519,615        2,523,821

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (CONTINUED)


4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended October 31, 2004, were as follows:

                                                       Purchases       Sales
                                                     ------------   ------------
Multi-Sector Fixed Income Fund ....................  $216,211,110   $223,852,643
Multi-Sector Short Term Bond Fund .................   808,076,894    537,872,580

   Purchases and sales of long-term U.S. Government and agency securities for the period ended October 31, 2004, were as follows:

                                                       Purchases       Sales
                                                     ------------   ------------
Multi-Sector Fixed Income Fund ....................  $ 9,440,279     $ 6,165,721
Multi-Sector Short Term Bond Fund .................   45,210,088      37,629,376


5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
   High yield/high risk debt securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.

6. OTHER
   At October 31, 2004, Multi-Sector Short Term Bond Fund had two omnibus shareholder accounts, comprised of several individual shareholders, which amounted to 23.9% of the total shares outstanding. The omnibus shareholders are not affiliated with PNX.

7. ILLIQUID AND RESTRICTED SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.
   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

   At October 31, 2004, the Trust held the following restricted securities:

                                                          Market        % of
                           Acquisition   Acquisition    Value Net      Assets
                              Date           Cost      at 10/31/04   at 10/31/04
                           -----------   -----------   -----------   -----------
MULTI-SECTOR FIXED INCOME FUND

  Northampton Pulp LLC     12/30/99        $348,720       $5,840         0.0%

   At the end of the period, the value of restricted securities amounted to $5,840 or 0.0% of net assets.
   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8. FEDERAL INCOME TAX INFORMATION
   The Funds have the following capital loss carryovers which may be used to offset future capital gains:

                                                     Expiration Year
                                       -----------------------------------------
                                           2007            2008         2009
                                       -----------     ---------     -----------
Multi-Sector Fixed
  Income Fund .......................  $39,215,817     $9,038,031    $7,667,262
Multi-Sector Short Term
  Bond Fund .........................           --             --            --

                                           2010           Total
                                       -----------    -----------
Multi-Sector Fixed
  Income Fund .......................  $13,774,073    $69,695,183
Multi-Sector Short Term
  Bond Fund .........................      204,803        204,803

   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.
   For the period ended October 31, 2004, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Multi-Sector Fixed Income Fund .....................   $1,378,587
Multi-Sector Short Term Bond Fund ..................      819,944

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (CONTINUED)


   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                                  Undistributed    Undistributed
                                                     Ordinary       Long-Term
                                                      Income     Capital Gains
                                                  -------------  ---------------
Multi-Sector Fixed Income Fund ..................   $1,855,798        $ --
Multi-Sector Short Term Bond Fund ...............      143,353          --

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

9. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise primarily from differing treatments of certain income and gain transactions, nondeductible current year operating losses, expiring capital loss carryovers, and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the period ended October 31, 2004 the Funds recorded reclassifications to increase (decrease) the accounts listed below:

                                      Capital Paid
                                          in on
                                       Shares of     Accumulated  Undistributed
                                       Beneficial   Net Realized  Net Investment
                                        Interest     Gain (Loss)  Income (Loss)
                                      ------------  ------------  --------------
Multi-Sector Fixed Income Fund ......   $(4,060)     $(1,373,078)   $1,377,138
Multi-Sector Short Term Bond Fund ...        --       (1,753,461)    1,753,461

10. PROXY VOTING PROCEDURES (UNAUDITED)
   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. These procedures and information regarding how the Funds voted proxies during the most recent twelve-month period ended June 30, is also available through the Securities and Exchange Commissions' website at http://www.sec.gov.

11. FORM N-Q INFORMATION (UNAUDITED)
   The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. Furthermore, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(LOGO)
PRICEWATERHOUSECOOPERS
[GRAPHIC OMITTED]


To the Board of Trustees of
Phoenix Multi-Series Trust and Shareholders of
Phoenix-Goodwin Multi-Sector Fixed Income Fund
Phoenix-Goodwin Multi-Sector Short Term Bond Fund


     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Goodwin Multi-Sector Fixed Income Fund and Phoenix-Goodwin Multi-Sector Short Term Bond Fund (constituting Phoenix Multi-Series Trust, hereafter referred to as the "Trust") at October 31, 2004 and the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
December 14, 2004

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS            LENGTH OF     OVERSEEN BY                            DURING PAST 5 YEARS AND
    AND DATE OF BIRTH         TIME SERVED      TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway              Served since       36        Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC     1993.                        Trustee/Director, Realty Foundation of New York (1972-present), Josiah
101 Park Avenue                                            Macy, Jr., Foundation (1975-present), Pace University (1978-present), New
New York, NY 10178                                         York Housing Partnership Development Corp. (Chairman) (1981-present),
DOB: 8/2/29                                                Greater New York Councils, Boy Scouts of America (1985-present), The
                                                           Academy of Political Science (Vice Chairman) (1985-present), Urstadt
                                                           Biddle Property Corp. (1989-present). Chairman, Metropolitan
                                                           Transportation Authority (1992-2001), The Harlem Youth Development
                                                           Foundation (1998-2002). Director, Trism, Inc. (1994-2001), Consolidated
                                                           Edison Company of New York, Inc. (1970-2002), Atlantic Mutual Insurance
                                                           Company (1974-2002), Centennial Insurance Company (1974-2002), Union
                                                           Pacific Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                           (Advisory Director) (1990-2000), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne           Served since       36        Currently retired.
The Flat, Elmore Court        1993.
Elmore, GL05, GL2 3NT
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                Served since       26        Currently retired. Trustee, Scudder Investments (33 portfolios)
7721 Blue Heron Way           2004.                        (1986-present). Director, Coutts & Co. Trust Holdings Limited
West Palm Beach, FL 33412                                  (1991-1999), Coutts & Co. Group (1991-1999) and Coutts & Co.
DOB: 3/28/30                                               International (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries           Served since       28        Director, The Empire District Electric Company (1984-present).
8477 Bay Colony Dr. #902      1995.
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.              Served since       26        Partner, Stonington Partners, Inc. (private equity fund) since 2001.
Stonington Partners, Inc.     1993.                        Chairman (1998 to 2000) and Chief Executive Officer (1995-1998), Carson
736 Market Street, Ste. 1430                               Products Company (cosmetics). Director/Trustee, Evergreen Funds (six
Chattanooga, TN 37402                                      portfolios).
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS            LENGTH OF     OVERSEEN BY                            DURING PAST 5 YEARS AND
    AND DATE OF BIRTH         TIME SERVED      TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara         Served since       36        Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of         2001.                        (1982-present).
New York
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris             Served since       36        Currently retired, Vice President, W.H. Reaves and Company (investment
164 Laird Road                1995.                        management) (1993-2003).
Colts Neck, NJ 07722
DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans              Served since       26        Currently retired, President, Romans & Company (private investors and
39 S. Sheridan Road           2004.                        financial consultants) (1987-2003). Trustee, Burnham Investors Trust (5
Lake Forest, IL 60045                                      portfolios) (1967-2003).
DOB: 4/22/31
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson           Served since       26        Managing Director, Northway Management Company (1998-present).
Northway Management Company   1993.
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.        Served since       26        Director, Medallion Financial New York (2003-present). Compuware (1996-
200 Duke Street               1995.                        present) and WWF, Inc. (2000-present). President, The Trust for America's
Alexandria, VA 22314                                       Health (non-profit) (2001-present). Director, UST, Inc. (1995-2004), HPSC
DOB: 5/16/31                                               Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

                                                         INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended, and the rules and regulations thereunder.
------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
      NAME, ADDRESS,                       PORTFOLIOS IN
      DATE OF BIRTH                        FUND COMPLEX                              PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH         LENGTH OF    OVERSEEN BY                              DURING PAST 5 YEARS AND
          TRUST               TIME SERVED     TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche        Served since       31        Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
   Lazard Freres & Co. LLC    2002.                        Director, The Phoenix Companies, Inc. (2001-present) and Phoenix Life
   30 Rockefeller Plaza,                                   Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin       Served since       67        Consultant, Phoenix Investment Partners Ltd. (2002-present). Director,
   DOB: 10/23/46              1993.                        PXRE Corporation (Delaware) (1985-present), World Trust Fund
                                                           (1991-present). Chairman (1997-2002), Director (1995-2002), Vice Chairman
   Chairman and President                                  (1995-1997) and Chief Executive Officer (1995-2002), Phoenix Investment
                                                           Partners, Ltd. Director and Executive Vice President, The Phoenix
                                                           Companies, Inc. (2000-2002). Director (1994-2002) and Executive Vice
                                                           President, Investments (1987-2002), Phoenix Life Insurance Company.
                                                           Director (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                           Counsel, Inc. Director (1982-2002) and President (1990-2000), Phoenix
                                                           Equity Planning Corporation. Chairman and President, Phoenix/Zweig
                                                           Advisers LLC (2001-2002). Director (2001-2002) and President (April
                                                           2002-September 2002), Phoenix Investment Management Company. Director and
                                                           Executive Vice President, Phoenix Life and Annuity Company (1996-2002).
                                                           Director (1995-2000) and Executive Vice President and Chief Investment
                                                           Counsel (1994-2002), PHL Variable Insurance Company. Director, Phoenix
                                                           National Trust Holding Company (2001-2002). Director (1985-2002) and Vice
                                                           President (1986-2002) and Executive Vice President (2002-2002), PM
                                                           Holdings, Inc. Director, W.S. Griffith Associates, Inc. (1995-2002).
                                                           Director (1992-2002) and President (1993-1994), W.S. Griffith Securities,
                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates             Served since       31        Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.)
   Hudson Castle Group, Inc.  1993.                        (financial services) (1997-present). Managing Director, Wydown Group
   c/o Northeast Investment                                (consulting firm) (1994-present). Director, Investors Financial Service
   Management, Inc.                                        Corporation (1995-present), Investors Bank & Trust Corporation
   50 Congress Street                                      (1995-present), Stifel Financial (1996-present), Connecticut River
   Suite 1000                                              Bancorp (1998-present), Connecticut River Bank (1999-present), New
   Boston, MA 02109                                        Hampshire Charitable Foundation (2001-present), Trust Co. of New
   DOB: 5/31/46                                            Hampshire (2002-present). Director and Treasurer, Endowment for Health,
                                                           Inc. (2000-present). Chairman, Emerson Investment Management, Inc.
                                                           (2000-present), Member Chief Executives Organization (1996-present), Vice
                                                           Chairman, Massachusetts Housing Partnership (1994-1999). Director, Blue
                                                           Cross and Blue Shield of New Hampshire (1994-1999), AIB Govett Funds
                                                           (1991-2000), Command Systems, Inc. (1998-2000), Phoenix Investment
                                                           Partners, Ltd. (1995-2001), 1Mind, Inc. (1999-2001), 1Mind.com
                                                           (2000-2002), Plymouth Rubber Co. (1995-2003).
------------------------------------------------------------------------------------------------------------------------------------

  *Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 **Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
   Phoenix Investment Partners, Ltd. and its affiliates.
***Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group,
   Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                                              OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S) HELD WITH                               PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS             TRUST AND LENGTH OF                                  DURING PAST 5 YEARS
    AND DATE OF BIRTH               TIME SERVED                           AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John F. Sharry                Executive Vice President     Executive Vice President, Phoenix Investment Partners, Ltd.
DOB: 3/28/52                  since 2000.                  (1998-present), President, Phoenix Equity Planning Corporation
                                                           (2000-present). Senior Vice President, The Phoenix Companies, Inc.
                                                           (2004-present). Executive Vice President, certain funds within the
                                                           Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman            Senior Vice President since  Vice President, Chief Administrative Officer (2003-present), Senior Vice
DOB: 7/27/62                  May 2004.                    President, Chief Administrative Officer, Private Client Group
                                                           (1999-2003), Vice President (1995-1999), Phoenix Investment Partners,
                                                           Ltd. Senior Vice President, Phoenix Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss              Treasurer since 1996.        Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
DOB: 11/24/52                                              Assistant Treasurer (2001-2003), Phoenix Equity Planning Corporation.
                                                           Vice President (2003-present), Phoenix Investment Partners, Ltd.
                                                           Treasurer or Assistant Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Matthew A. Swendiman          Secretary since 2004.        Counsel, Phoenix Life Insurance Company (2002-present). Vice President,
One American Row                                           Counsel, Chief Legal Officer and Secretary, certain of the funds within
Hartford, CT 06102                                         the Phoenix Fund Complex (2004-present). Assistant Vice President and
DOB: 4/5/73                                                Assistant Counsel, Conseco Capital Management (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX MULTI-SERIES TRUST

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
John F. Sharry, Executive Vice President
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Treasurer
Matthew A. Swendiman, Secretary and
   Chief Legal Officer


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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

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

                                                            ---------------
                                                               PRESORTED
                                                                STANDARD
                                                              U.S. POSTAGE
                                                                  PAID
                                                            Louisville, KY
                                                            Permit No. 1051
                                                            ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PhoenixInvestments.com.


NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 1621 (12/04)


ITEM 2. CODE OF ETHICS.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

    (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

    (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that E. Virgil Conway and Everett L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $66,640 for 2003 and $66,640 for 2004.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2004.

Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $10,600 for 2003 and $12,200 for 2004.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2004.

    (e)(1)    Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

                      The Phoenix Multi-Series Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and
                      b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

                      The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

    (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                      (b) N/A

                      (c) 100%

                      (d) N/A

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $150,280 for 2003 and $449,560 for 2004.

    (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

    (a)(2)    Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)    Not applicable.

    (b)       Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Multi-Series Trust
             -----------------------------------------------------------

By (Signature and Title)*           /s/ Phillip R. McLoughlin
                         -----------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date                                January 10, 2005
    --------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Phillip R. McLoughlin
                         -----------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date                                January 10, 2005
    --------------------------------------------------------------------


By (Signature and Title)*           /s/ Nancy G. Curtiss
                         -----------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)

Date                                January 10, 2005
    --------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.